UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2676

Fidelity School Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Intermediate Municipal Income Fund

September 30, 2018

LIM-QTLY-1118
1.807735.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.3%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	5,630	6,003
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	$5,875	$6,531
5% 3/1/30	6,125	6,788
5% 3/1/31	6,135	6,752
5% 3/1/32	4,930	5,399
5% 3/1/33	7,165	7,822
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	7,355	7,251
Montgomery Med. Clinic Facilities:
5% 3/1/26	1,940	2,145
5% 3/1/27	3,915	4,271
5% 3/1/28	4,225	4,590
5% 3/1/29	3,465	3,748
5% 3/1/30	4,180	4,499

TOTAL ALABAMA		65,799

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,235	8,113
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,575	8,499
North Slope Borough Gen. Oblig.:
Series 2015 A, 5% 6/30/19	585	598
Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	1,695	1,780

TOTAL ALASKA		18,990

Arizona - 2.9%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	2,430	2,430
5.25% 10/1/20 (FSA Insured)	6,500	6,702
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	2,145	2,248
Series 2017:
5% 7/1/23	3,570	3,986
5% 7/1/25	3,250	3,730
5% 7/1/28	1,465	1,706
5% 7/1/32	2,915	3,336
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	7,770	8,840
5% 7/1/28	7,255	8,225
5% 7/1/29	7,905	8,931
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,765	2,016
5% 7/1/25 (FSA Insured)	2,065	2,381
5% 7/1/26 (FSA Insured)	3,565	4,068
Maricopa County Indl. Dev. Auth. Rev.:
Bonds:
Series B, 5%, tender 10/18/22 (a)	14,370	15,808
Series C, 5%, tender 10/18/24 (a)	9,710	10,977
Series 2016 A:
4% 1/1/24	6,310	6,795
5% 1/1/22	2,430	2,640
5% 1/1/23	4,855	5,376
5% 1/1/24	1,990	2,240
5% 1/1/25	7,560	8,628
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (b)	800	801
6% 1/1/48 (b)	4,910	4,957
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016, 5% 7/1/21	1,735	1,865
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A:
5% 7/1/27 (c)	2,185	2,512
5% 7/1/28 (c)	3,085	3,526
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,020	1,072
Series 2011 C, 5% 7/1/21	970	1,045
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.85%, tender 11/1/18 (a)(c)	33,630	33,624
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,090	2,197
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	1,940	2,090
Series 2012 A:
5% 7/1/22	485	533
5% 7/1/23	1,070	1,175
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	4,955	5,785
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (b)	490	533
6.125% 10/1/52 (b)	490	531
Series 2017 B:
4% 10/1/23 (b)	7,475	7,501
6% 10/1/37 (b)	250	271

TOTAL ARIZONA		181,081

Arkansas - 0.0%
Little Rock School District Series 2017, 3% 2/1/22	3,070	3,127
California - 3.9%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	1,650	1,712
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,100	2,386
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	8,590	8,765
Series B, 2.85%, tender 4/1/25 (a)	7,020	7,160
Series C, 2.1%, tender 4/1/22 (a)	6,555	6,540
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,130	2,332
5% 12/1/29 (Pre-Refunded to 12/1/21 @ 100)	4,725	5,183
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
Series 2009:
6% 4/1/38	3,820	3,896
6% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,100	2,145
Series 2016, 5% 9/1/29	2,755	3,217
5% 8/1/26	14,565	17,242
5% 8/1/29	6,970	8,127
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
5.5% 8/1/30	9,710	9,727
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.) Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	100
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	3,885	4,382
Series 2011 D, 5% 8/15/35	2,915	3,119
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 6/30/28 (c)	1,925	2,204
5% 12/31/28 (c)	1,555	1,778
5% 6/30/29 (c)	1,940	2,208
5% 12/31/29 (c)	970	1,102
5% 6/30/31 (c)	3,010	3,396
5% 12/31/31 (c)	2,915	3,286
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.85%, tender 11/1/18 (a)(b)(c)	23,350	23,341
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2011 A:
5.25% 10/1/24	3,885	4,262
5.25% 10/1/25	3,885	4,258
Series 2012 A:
5% 4/1/22	2,040	2,249
5% 4/1/23	4,855	5,343
Series 2012 G:
5% 11/1/23	970	1,081
5% 11/1/24	970	1,080
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/21	2,430	2,659
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	4,855	5,359
Series 2017 A1:
5% 6/1/25	3,885	4,361
5% 6/1/26	970	1,098
Series A, 0% 6/1/24 (AMBAC Insured)	5,840	5,037
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	3,885	4,019
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	9,710	11,136
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	1,730	1,776
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	970	1,047
5% 7/1/23	3,690	3,980
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,150	1,178
5% 7/1/22	2,185	2,237
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	1,440	1,458
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/26 (FSA Insured)	3,400	3,975
5% 8/1/28	970	1,125
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,695	6,243
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (c)	4,855	5,279
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,115	1,265
5% 9/1/28	1,550	1,715
5% 9/1/32	1,630	1,771
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,025	2,334
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,135	2,191
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,645	9,514
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5% 5/15/22 (Pre-Refunded to 5/15/19 @ 100)	1,940	1,979
San Diego Unified School District Series 2008 C, 0% 7/1/34	2,525	1,404
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,570	1,891
0% 8/1/37	1,940	931
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,845	1,781
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,270	1,221
Univ. of California Revs. Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	1,025	1,047
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,400	3,892
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,665	8,449

TOTAL CALIFORNIA		245,168

Colorado - 1.0%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,310	6,783
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	12,460	11,367
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	7,365	7,876
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	7,085	7,596
Denver City & County Arpt. Rev. Series 2017 A:
5% 11/15/24 (c)	2,230	2,508
5% 11/15/27 (c)	1,025	1,180
5% 11/15/28 (c)	4,855	5,558
5% 11/15/29 (c)	4,855	5,513
5% 11/15/30 (c)	3,885	4,395
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765	4,570
Series 2010 A:
0% 9/1/35	1,940	998
0% 9/1/37	2,915	1,376
0% 9/1/38	3,650	1,646

TOTAL COLORADO		61,366

Connecticut - 1.2%
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	2,915	3,157
Series 2016 A, 5% 3/15/26	2,940	3,290
Series 2016 E:
5% 10/15/26	3,445	3,874
5% 10/15/29	4,975	5,523
Series 2018 E:
5% 9/15/27	4,050	4,573
5% 9/15/28	4,000	4,537
5% 9/15/29	4,000	4,508
5% 9/15/30	4,000	4,486
Series 2018 F, 5% 9/15/27	1,000	1,129
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2015 A, 2.05%, tender 7/21/21 (a)	34,610	34,480
Series 2018 S:
5% 7/1/26	2,200	2,512
5% 7/1/29	970	1,118

TOTAL CONNECTICUT		73,187

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	2,915	3,168
5% 1/1/24	1,235	1,392
5% 1/1/25	2,670	3,013

TOTAL DELAWARE, NEW JERSEY		7,573

District Of Columbia - 0.8%
District of Columbia Income Tax Rev. Series 2011 A, 5% 12/1/36	4,080	4,386
District of Columbia Rev. Series A, 5% 6/1/40	6,505	6,746
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/29 (c)	5,445	6,220
5% 10/1/31 (c)	2,335	2,655
5% 10/1/34 (c)	1,940	2,180
5% 10/1/36 (c)	1,820	2,031
Series 2018 A:
5% 10/1/28 (c)	3,885	4,512
5% 10/1/29 (c)	4,030	4,658
5% 10/1/30 (c)	3,165	3,655
5% 10/1/31 (c)	4,540	5,222
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	7,990	9,152

TOTAL DISTRICT OF COLUMBIA		51,417

Florida - 12.6%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,205	3,611
5% 7/1/30	7,240	8,092
Series 2015 C, 5% 7/1/24	2,915	3,301
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,010	3,303
Series 2017:
5% 10/1/28 (c)	970	1,115
5% 10/1/30 (c)	2,050	2,335
5% 10/1/31 (c)	3,100	3,515
Series A:
5% 10/1/29 (c)	4,090	4,565
5% 10/1/31 (c)	2,915	3,232
5% 10/1/32 (c)	3,885	4,297
Broward County School Board Ctfs. of Prtn.:
(Broward County School District) Series 2012 A:
5% 7/1/25	1,450	1,575
5% 7/1/26	4,320	4,680
Series 2012 A:
5% 7/1/21	5,225	5,614
5% 7/1/22	4,855	5,323
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	4,020	4,421
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	19,555	21,506
Series 2015 A:
5% 7/1/26	11,170	12,745
5% 7/1/27	8,900	10,119
5% 7/1/28	3,885	4,402
Series 2015 B:
5% 7/1/25	2,100	2,410
5% 7/1/26	11,335	12,933
5% 7/1/27	7,670	8,721
5% 7/1/28	13,120	14,866
Series 2016, 5% 7/1/32	2,430	2,744
Citizens Property Ins. Corp. Series 2012 A1:
5% 6/1/21	2,630	2,819
5% 6/1/22	2,100	2,299
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,260	1,369
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	2,180	2,375
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	2,295	2,500
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,260	4,824
5% 7/1/28	970	1,095
5% 7/1/30	6,440	7,234
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,700	2,782
Series 2011 C:
5% 6/1/20	12,022	12,601
5% 6/1/22	9,711	10,439
Series 2011 E, 5% 6/1/24	4,855	5,211
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,495	3,915
5% 10/1/28	4,855	5,405
5% 10/1/29	2,645	2,929
5% 10/1/30	2,405	2,655
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,775	2,034
5% 10/1/31	1,940	2,214
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	11,945	12,984
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,750	3,029
Series 2015 B:
5% 10/1/24	970	1,105
5% 10/1/27	1,455	1,658
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/28 (c)	3,380	3,872
5% 10/1/30 (c)	1,970	2,237
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,245	1,382
5% 6/1/35	2,430	2,642
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 5% 11/15/18	1,940	1,947
Series 2008:
6% 11/15/37	11,625	12,124
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	30	31
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/20 (c)	1,320	1,387
5% 9/1/21 (c)	1,260	1,351
5% 9/1/22 (c)	1,600	1,748
5% 9/1/23 (c)	1,940	2,152
5% 9/1/24 (c)	2,135	2,391
5% 9/1/25 (c)	2,150	2,431
5% 9/1/26 (c)	2,200	2,513
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,495	3,710
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,595	2,931
5% 7/1/25	1,940	2,221
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,800	1,848
5% 9/1/22	2,205	2,264
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B, 5% 10/1/26	6,680	7,778
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	3,885	4,277
5% 10/1/23	5,165	5,691
JEA Wtr. & Swr. Sys. Rev. Series 2010 C:
5% 10/1/20	545	553
5% 10/1/20 (Pre-Refunded to 4/1/19 @ 100)	1,190	1,208
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (FSA Insured)	970	1,082
5% 6/1/26 (FSA Insured)	1,750	1,944
5% 6/1/28 (FSA Insured)	485	535
Manatee County School District Series 2017, 5% 10/1/25 (FSA Insured)	1,940	2,235
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41 (Pre-Refunded to 10/1/20 @ 100)	4,565	4,860
Series 2010 B, 5% 10/1/35 (FSA Insured)	9,930	10,425
Series 2010, 5% 10/1/22	2,970	3,128
Series 2012 A:
5% 10/1/22 (c)	2,915	3,184
5% 10/1/24 (c)	9,710	10,578
5% 10/1/24	2,100	2,304
Series 2014 A:
5% 10/1/27 (c)	1,770	1,978
5% 10/1/29 (c)	2,725	3,035
5% 10/1/33 (c)	5,440	5,995
5% 10/1/37	7,185	7,927
Series 2015 A, 5% 10/1/35 (c)	2,430	2,670
Series 2016 A:
5% 10/1/30	2,430	2,768
5% 10/1/31	970	1,101
Series 2017 B, 5% 10/1/20 (c)	3,580	3,765
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25	2,185	2,394
Series 2016:
5% 10/1/28	5,385	6,158
5% 10/1/29	3,985	4,521
5% 10/1/30	7,215	8,147
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	7,965	8,297
Series 2014 A, 5% 7/1/44	2,815	3,064
Series A:
5% 7/1/31	1,455	1,649
5% 7/1/32	3,865	4,370
5% 7/1/33	3,205	3,612
5% 7/1/34	970	1,090
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	3,955	4,462
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,985	7,313
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,340	12,861
5% 11/1/25	11,880	13,467
5% 11/1/26	7,720	8,732
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,100	4,654
Series 2015 B, 5% 5/1/28	13,295	14,897
Series 2015 D:
5% 2/1/29	3,935	4,424
5% 2/1/30	6,310	7,073
Series 2016 A:
5% 8/1/27	7,340	8,385
5% 5/1/31	19,200	21,482
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,240	1,331
5% 7/1/42	1,625	1,743
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	7,770	7,770
North Brevard County Hosp. District Rev.:
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,270	5,270
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,145	2,145
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	1,275	1,275
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	520	520
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,390	4,530
Series 2012 A, 5% 10/1/42	12,285	13,020
Series 2012 B, 5% 10/1/42	5,050	5,352
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Escrowed to Maturity)	2,510	2,510
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	3,885	4,293
Series 2015 C, 5% 8/1/29	6,800	7,697
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	1,940	2,040
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,455	1,499
5% 10/1/20	3,400	3,599
Series 2012 A:
5% 10/1/23	1,650	1,857
5% 10/1/25	875	1,014
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23	330	363
5% 12/1/24	660	733
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.) Series 2018 A:
5% 8/1/22	1,865	2,048
5% 8/1/23	1,115	1,249
5% 8/1/24	1,270	1,439
5% 8/1/25	4,550	5,217
5% 8/1/26	1,880	2,179
(Palm Beach County School District) Series 2017 A, 5% 8/1/26	21,905	25,389
Series 2014 B, 5% 8/1/25	3,110	3,566
Series 2015 B:
5% 8/1/25	1,580	1,812
5% 8/1/27	8,045	9,154
5% 8/1/28	5,325	6,038
Series 2015 D:
5% 8/1/26	23,370	26,717
5% 8/1/27	10,595	12,056
5% 8/1/28	3,620	4,105
5% 8/1/26	10,160	11,615
Palm Beach County Solid Waste Auth. Rev.:
Series 2009:
5.25% 10/1/18	11,705	11,705
5.25% 10/1/18 (Escrowed to Maturity)	2,860	2,860
Series 2011, 5% 10/1/24	8,350	9,035
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	1,940	2,137
5% 7/1/27	4,130	4,521
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	1,940	2,157
5% 7/1/24	1,700	1,915
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	3,885	4,398
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,620	2,662
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,460	2,784
5% 8/15/25	3,980	4,561
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/19	515	530
5% 12/1/20	100	105
5% 12/1/21	1,095	1,174
Series 2015 A, 5% 12/1/40	1,750	1,861
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2001 A, 6% 10/1/29	2,430	3,128
Series 2005, 5.5% 10/1/22 (FGIC Insured)	2,335	2,628
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,455	1,504
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/18 (FSA Insured) (c)	10,210	10,210
5% 10/1/19 (FSA Insured) (c)	5,795	5,954
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,845	2,007
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	4,855	5,412

TOTAL FLORIDA		798,549

Georgia - 1.9%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	970	1,109
5% 11/1/29	2,430	2,760
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	6,810	6,311
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30 (Pre-Refunded to 9/1/20 @ 100)	5,630	6,040
6.125% 9/1/40 (Pre-Refunded to 9/1/20 @ 100)	10,485	11,272
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,435	1,562
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One) Series 2008 A, 5.25% 1/1/20	1,580	1,638
(Unrefunded Balance Proj.) Series 2008, 5.75% 1/1/19	2,905	2,911
Series 2011 A, 5% 1/1/21	8,960	9,460
Series GG:
5% 1/1/24	3,520	3,874
5% 1/1/25	1,215	1,336
5% 1/1/26	4,855	5,318
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,360	1,535
Series Q, 5% 10/1/22	1,940	2,132
Series S:
5% 10/1/22	1,240	1,363
5% 10/1/24	2,355	2,578
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	28,250	29,716
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	11,265	11,544
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	6,590	6,555
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36 (Pre-Refunded to 1/1/19 @ 100)	10,680	10,776

TOTAL GEORGIA		119,790

Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (c)	3,945	4,300
Honolulu City & County Gen. Oblig. Series 2017 D:
5% 9/1/22	3,885	4,298
5% 9/1/26	3,110	3,658

TOTAL HAWAII		12,256

Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,620	2,630
6.75% 11/1/37	2,525	2,535
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,555	1,566
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	1,980	2,078
5% 7/15/21	2,955	3,175
5% 7/15/22	3,285	3,603
5% 7/15/23	1,575	1,756
5% 7/15/24	1,260	1,422
(Idaho St Garvee proj.) Series 2017 A, 5% 7/15/25	1,260	1,441
(Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/27	3,140	3,656

TOTAL IDAHO		23,862

Illinois - 14.3%
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,543
Series 2009 D:
5% 12/1/19 (Pre-Refunded to 12/1/18 @ 100)	2,560	2,573
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,790	5,821
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,050	5,077
Series 2010 F, 5% 12/1/20	1,030	1,058
Series 2011 A:
5% 12/1/41	2,075	2,091
5.5% 12/1/39	5,730	5,861
Series 2012 A, 5% 12/1/42	1,880	1,885
Series 2015 C, 5.25% 12/1/39	1,455	1,487
Series 2016 B, 6.5% 12/1/46	700	793
Series 2017 A, 7% 12/1/46 (b)	2,400	2,856
Series 2017 C, 5% 12/1/26	905	945
Series 2017 D, 5% 12/1/27	2,500	2,618
Series 2018 A:
5% 12/1/27	6,280	6,576
5% 12/1/33	700	722
5% 12/1/34	1,400	1,438
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,810	16,221
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (c)	6,310	6,775
Series 2014 B:
5% 1/1/19	340	343
5% 1/1/22	970	1,047
5% 1/1/24	3,235	3,625
Series 2016 A:
5% 1/1/29 (c)	2,155	2,381
5% 1/1/30 (c)	3,290	3,623
5% 1/1/31 (c)	2,430	2,668
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/19 (c)	4,975	5,015
Series 2011 B, 5% 1/1/20	4,300	4,456
Series 2011 C, 6.5% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	14,055	15,402
Series 2012 A, 5% 1/1/22	1,700	1,844
Series 2012 B, 5% 1/1/22 (c)	6,800	7,318
Series 2016 C:
5% 1/1/22	2,155	2,337
5% 1/1/23	1,360	1,504
5% 1/1/24	1,455	1,638
5% 1/1/25	2,185	2,491
5% 1/1/26	1,940	2,232
5% 1/1/33	2,305	2,553
5% 1/1/34	2,670	2,953
Series 2017 D:
5% 1/1/27 (c)	2,065	2,357
5% 1/1/28 (c)	460	523
5% 1/1/31 (c)	2,850	3,167
5% 1/1/33 (c)	1,455	1,605
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (c)	2,470	2,678
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	1,685	1,826
5% 6/1/23	1,520	1,674
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,260	1,348
Chicago Wtr. Rev.:
Series 2008, 5.25% 11/1/33 (Pre-Refunded to 11/1/18 @ 100)	730	732
Series 2017:
5.25% 11/1/33 (FSA Insured)	990	992
5.25% 11/1/33 (FSA Insured) (Pre-Refunded to 11/1/18 @ 100)	3,330	3,339
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	970	1,038
5% 12/15/24	1,310	1,396
Series 2012 C, 5% 12/15/25	2,060	2,185
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,405	18,379
Series 2010 G, 5% 11/15/25	2,855	2,992
Series 2011 A, 5.25% 11/15/24	1,455	1,568
Series 2012 C:
5% 11/15/22	2,000	2,207
5% 11/15/23	4,835	5,315
5% 11/15/24	18,115	19,780
5% 11/15/25 (FSA Insured)	505	548
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Pre-Refunded to 12/1/18 @ 100)	1,610	1,620
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,140	5,854
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2018, 5% 2/1/29	1,190	1,338
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,750	1,738
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,065	24,836
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,540	2,549
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	1,340	1,448
5% 8/1/24	1,480	1,634
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34	585	645
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,385	1,587
5% 7/15/26	1,940	2,245
5% 7/15/28	2,040	2,392
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5% 5/15/19	3,825	3,887
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,590	2,987
5% 2/15/29	4,570	5,253
5% 2/15/36	2,200	2,465
(Presence Health) Series 2016 C, 5% 2/15/28	6,800	7,854
(Provena Health Proj.) Series 2010 A:
6% 5/1/20 (Escrowed to Maturity)	2,000	2,124
6.25% 5/1/21 (Pre-Refunded to 5/1/20 @ 100)	6,210	6,618
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	845	896
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,980	2,169
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	875	963
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,885	1,855
Series 2017 B, 5%, tender 12/15/22 (a)	15,020	16,559
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	3,045	3,056
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	5,695	5,720
Series 2009:
5% 8/15/23	3,035	3,184
5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,530	1,609
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,540	13,076
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	2,085	2,177
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	1,400	1,467
Series 2011 L, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	2,030	2,201
Series 2012 A, 5% 5/15/23	1,435	1,553
Series 2012:
5% 9/1/32	7,865	8,457
5% 9/1/38	10,595	11,275
5% 11/15/43	3,170	3,300
Series 2013:
5% 11/15/26	2,600	2,812
5% 11/15/29	780	838
5% 5/15/43	7,665	7,949
Series 2015 A:
5% 11/15/21	410	443
5% 11/15/27	1,015	1,132
5% 11/15/28	1,215	1,348
5% 11/15/29	1,830	2,020
5% 11/15/32	3,375	3,683
5% 11/15/45	2,390	2,550
Series 2015 C:
5% 8/15/35	5,925	6,366
5% 8/15/44	28,260	29,889
Series 2016 A:
5% 2/15/24	1,455	1,623
5% 2/15/25	995	1,121
5% 2/15/26	1,455	1,651
5% 7/1/30	2,545	2,820
5% 8/15/33	3,205	3,455
5% 7/1/34	1,650	1,803
5% 7/1/36	5,715	6,203
Series 2016 C:
3.75% 2/15/34	1,250	1,217
4% 2/15/36	5,330	5,432
4% 2/15/41	16,270	16,419
5% 2/15/22	1,250	1,360
5% 2/15/24	565	636
5% 2/15/31	1,650	1,882
5% 2/15/32	12,195	13,853
5% 2/15/33	4,855	5,496
5% 2/15/41	10,620	11,807
Series 2016:
5% 5/15/28	2,380	2,659
5% 5/15/29	1,330	1,477
5% 12/1/29	1,755	1,948
5% 12/1/46	3,250	3,476
Series 2017 A, 5% 8/1/47	750	797
Series 2017:
5% 7/1/29	5,030	5,804
5% 1/1/30	4,855	5,590
5% 7/1/31	8,630	9,882
5% 11/15/26	2,940	3,317
Illinois Gen. Oblig.:
Series 2006, 5% 1/1/19	3,110	3,128
Series 2010, 5% 1/1/21 (FSA Insured)	11,655	12,004
Series 2012 A:
4% 1/1/23	2,130	2,141
5% 1/1/33	3,495	3,568
Series 2012:
5% 8/1/19	4,345	4,428
5% 3/1/20	3,210	3,301
5% 3/1/21	2,670	2,768
5% 8/1/21	1,555	1,619
5% 3/1/22	4,855	5,070
5% 8/1/22	6,410	6,714
5% 8/1/23	3,310	3,478
Series 2013, 5.5% 7/1/38	3,885	4,093
Series 2014:
5% 4/1/23	7,400	7,764
5% 2/1/26	2,195	2,289
5% 2/1/27	2,590	2,690
5% 4/1/28	2,070	2,145
5% 5/1/28	910	943
5% 5/1/32	2,430	2,504
5% 5/1/33	6,410	6,595
5.25% 2/1/31	10,195	10,746
Series 2016:
5% 11/1/20	4,050	4,208
5% 1/1/22	7,480	7,798
5% 2/1/23	1,530	1,603
5% 6/1/25	7,620	8,039
5% 6/1/26	1,035	1,091
5% 2/1/27	7,410	7,807
5% 2/1/28	5,965	6,276
5% 2/1/29	5,605	5,869
Series 2017 D, 5% 11/1/26	31,075	32,762
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	9,710	10,914
5% 2/1/31	3,465	3,854
Illinois Reg'l. Trans. Auth. Series 2017 A:
5% 7/1/20	2,430	2,545
5% 7/1/21	2,380	2,544
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 D, 5% 1/1/24	5,890	6,610
Series 2015 A, 5% 1/1/40	12,335	13,492
Series 2016 A, 5% 12/1/31	1,735	1,944
Series 2016 B, 5% 1/1/41	19,420	21,298
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,670	6,145
Kane, Cook & DuPage Counties School District #46 Elgin Series 2003 B, 0% 1/1/22 (Escrowed to Maturity)	4,040	3,745
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2017, 5% 1/1/29	1,790	2,036
0% 12/1/18 (AMBAC Insured)	3,845	3,831
0% 12/1/18 (Escrowed to Maturity)	580	578
5% 1/1/26	8,660	9,745
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,145	4,831
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	7,810	6,625
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	7,205	6,152
0% 1/15/25	7,510	6,170
0% 1/15/26	5,645	4,454
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,235	2,519
5% 2/1/27	5,825	6,542
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,570	2,433
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,595	3,026
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,370	4,890
0% 6/15/44 (FSA Insured)	36,320	11,005
0% 6/15/47 (FSA Insured)	3,870	1,012
Series 2012 B, 0% 12/15/51	47,100	8,639
Series 2002:
0% 12/15/23	4,015	3,309
0% 12/15/23 (Escrowed to Maturity)	100	88
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010, 5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	6,440	6,990
Series 2017:
5% 6/1/23	10,460	11,527
5% 6/1/24	13,685	15,251
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,595	2,643
Series 2013:
6% 10/1/42	3,785	4,210
6.25% 10/1/38	3,785	4,264
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	5,600	4,278

TOTAL ILLINOIS		908,348

Indiana - 2.5%
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	11,050	11,679
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.9%, tender 12/3/18 (a)(c)	8,000	7,997
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32 (Pre-Refunded to 11/1/18 @ 100)	4,080	4,091
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,020	3,349
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	970	1,105
Series 2012:
5% 3/1/22	970	1,049
5% 3/1/23	1,455	1,578
5% 3/1/30	1,020	1,094
5% 3/1/41	5,155	5,460
Series 2015, 5% 3/1/36	8,060	8,802
Series 2016:
5% 9/1/26	970	1,115
5% 9/1/29	485	548
5% 9/1/36	2,090	2,291
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,100	2,325
Series 2015 A:
5% 10/1/26	2,405	2,726
5% 10/1/28	1,145	1,293
Series 2011 A, 5.25% 10/1/24	3,910	4,247
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	690	755
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	280	309
5% 1/1/25	695	757
5% 1/1/25 (Pre-Refunded to 7/1/22 @ 100)	275	303
5% 1/1/26	1,895	2,057
5% 1/1/26 (Pre-Refunded to 7/1/22 @ 100)	770	850
Indianapolis Thermal Energy Sys.:
Series 2010 B:
5% 10/1/20	8,070	8,503
5% 10/1/21	5,340	5,749
Series 2016 A:
5% 10/1/24	10,585	11,900
5% 10/1/25	11,400	12,922
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,415	1,488
5% 7/15/22	970	1,061
5% 7/15/23	2,620	2,886
5% 7/15/24	4,065	4,484
5% 7/15/25	4,205	4,631
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	7,170	7,616
Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(c)	30,990	33,914

TOTAL INDIANA		160,934

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,410	1,468
5% 5/15/48	2,465	2,557

TOTAL IOWA		4,025

Kansas - 0.2%
Kansas Dev. Fin. Agcy. Series 2009:
5% 11/15/19	265	274
5% 11/15/19 (Escrowed to Maturity)	10	10
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	1,080	1,100
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	970	1,007
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	995	1,089
5% 9/1/24	4,285	4,684
Series 2012 B, 5% 9/1/24	1,455	1,590
Series 2016 A:
5% 9/1/30	970	1,086
5% 9/1/32	1,115	1,241

TOTAL KANSAS		12,081

Kentucky - 2.0%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	800	898
5% 1/1/26	585	663
5% 1/1/29	1,555	1,732
5% 1/1/30	1,625	1,806
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,725	1,880
5% 6/1/26	1,815	1,992
5% 6/1/27	1,910	2,087
5% 6/1/28	2,005	2,184
5% 6/1/29	2,105	2,282
5% 6/1/30	2,215	2,392
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017A, 5% 12/1/47 (FSA Insured)	1,485	1,596
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,755	4,130
(Kentucky St Proj.) Series D, 5% 5/1/21	1,850	1,970
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,180	1,331
Series D:
5% 5/1/27	970	1,098
5% 5/1/28	970	1,093
(Proj. No. 112) Series 2016 B, 5% 11/1/27	9,595	10,852
(Proj. No. 119) Series 2018:
5% 5/1/28	4,855	5,528
5% 5/1/29	565	640
5% 5/1/31	1,425	1,610
Series 2008:
5.75% 11/1/23 (Pre-Refunded to 11/1/18 @ 100)	10,300	10,333
5.75% 11/1/23 (Pre-Refunded to 11/1/18 @ 100)	1,355	1,359
Series 2016 A:
5% 2/1/29	5,555	6,173
5% 2/1/30	5,670	6,277
5% 2/1/32	2,230	2,448
5% 2/1/33	2,770	3,029
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	2,430	2,697
5.75% 10/1/38	6,245	6,963
Series 2016 A:
5% 10/1/29	17,585	19,776
5% 10/1/32	3,230	3,599
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	695	738
5% 12/1/30	720	760
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	12,240	12,196

TOTAL KENTUCKY		124,112

Louisiana - 0.4%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,650	1,708
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/22	1,260	1,391
5% 12/15/23	2,915	3,271
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,065	2,296
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (c)	2,430	2,689
5% 1/1/25 (c)	2,915	3,259
5% 1/1/27 (c)	2,185	2,440
Series 2017 B:
5% 1/1/29 (c)	390	438
5% 1/1/31 (c)	730	814
5% 1/1/36 (c)	630	690
5% 1/1/37 (c)	485	529
Series 2017 D2:
5% 1/1/26 (c)	730	823
5% 1/1/29 (c)	485	545
5% 1/1/30 (c)	665	744
5% 1/1/32 (c)	1,495	1,660
5% 1/1/35 (c)	1,115	1,225
5% 1/1/38 (c)	570	621
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,110	3,291

TOTAL LOUISIANA		28,434

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	3,345	3,465
Series 2016 A:
4% 7/1/41	1,990	1,895
4% 7/1/46	2,765	2,601
5% 7/1/41	860	900
5% 7/1/46	585	610
Series 2017 D, 5.75% 7/1/38	645	647
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,230	2,579
5% 7/1/27	1,940	2,210

TOTAL MAINE		14,907

Maryland - 2.2%
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,465	4,028
5% 7/1/31	6,580	7,582
5% 7/1/33	6,635	7,598
Series 2017 D, 5% 7/1/33	5,630	6,399
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	1,435	1,569
5% 6/1/24	1,455	1,610
5% 6/1/25	1,455	1,621
5% 6/1/26	1,940	2,177
5% 6/1/27	1,310	1,480
5% 6/1/31	970	1,087
5% 6/1/32	970	1,080
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/30 (c)	1,215	1,342
5% 3/31/51 (c)	2,235	2,380
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	3,885	3,950
Maryland Gen. Oblig. Series 2017 B, 5% 8/1/25	56,030	65,041
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	7,530	8,000
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,495	3,575
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,330	2,470
Series 2013 A:
5% 7/1/24	1,210	1,320
5% 7/1/25	1,030	1,122
Series 2015:
5% 7/1/27	970	1,076
5% 7/1/28	1,260	1,392
5% 7/1/29	2,135	2,346
5% 7/1/31	970	1,059
Series 2016 A:
4% 7/1/42	1,410	1,349
5% 7/1/33	2,185	2,385
5% 7/1/34	1,600	1,739
5% 7/1/35	605	655
5% 7/1/36	1,700	1,831

TOTAL MARYLAND		139,263

Massachusetts - 1.6%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,495	2,543
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A, 5% 7/1/45	1,535	1,703
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,785	1,825
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/24	3,885	4,413
5% 7/1/30	3,565	4,146
Series 2017, 5% 7/1/23	1,550	1,735
Bonds (Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (a)	11,290	12,674
Series 2013 A, 6.25% 11/15/28 (Pre-Refunded to 11/15/23 @ 100) (b)	4,855	5,553
Series 2015 D, 5% 7/1/44	4,715	5,011
Series 2016 A, 5% 7/15/22	2,165	2,395
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,465	14,250
Series 2011 A, 5% 4/1/23 (Pre-Refunded to 4/1/21 @ 100)	9,710	10,414
Series 2016 B, 5% 7/1/22	2,950	3,250
Series C, 5% 4/1/23	17,445	19,518
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,285	7,453
5% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	4,565	4,670

TOTAL MASSACHUSETTS		101,553

Michigan - 3.4%
Clarkston Cmnty. Schools 5% 5/1/22	2,800	3,060
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 2.166% 7/1/32 (a)(d)	5,360	5,141
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (FSA Insured)	3,400	3,860
5% 5/1/31 (FSA Insured)	4,855	5,491
5% 5/1/32 (FSA Insured)	730	824
5% 5/1/33 (FSA Insured)	3,030	3,407
5% 5/1/27 (FSA Insured)	1,310	1,518
5% 5/1/29 (FSA Insured)	1,890	2,166
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,275	3,697
5% 5/15/28	2,475	2,781
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,310	3,676
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	970	1,026
5% 11/15/21	630	679
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	16,710	18,902
5% 4/15/35	2,720	3,064
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017:
5% 12/1/23	1,455	1,638
5% 12/1/24	1,700	1,939
5% 12/1/25	2,915	3,361
5% 12/1/26	1,270	1,481
5% 12/1/27	1,215	1,429
5% 12/1/28	1,940	2,261
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,495	1,601
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,235	2,454
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,790	5,260
Series 2012:
5% 11/15/36	6,895	7,412
5% 11/15/42	1,515	1,618
Series 2013:
5% 8/15/28	5,425	5,988
5% 8/15/29	1,940	2,133
Series 2015 D1:
5% 7/1/27	415	463
5% 7/1/29	970	1,075
5% 7/1/31	1,165	1,282
5% 7/1/32	970	1,065
5% 7/1/33	825	903
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,230	3,775
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,455	1,660
5% 12/1/25	1,260	1,453
5% 12/1/26	1,940	2,262
5% 12/1/27	1,295	1,523
(Trinity Health Proj.) Series 2008 C, 5% 12/1/28	2,040	2,377
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	6,020	5,965
Series 2010 F3, 4%, tender 7/1/24 (a)	23,785	25,512
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	4,240	4,272
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	175	176
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	9,710	9,311
Series CC, 1.45%, tender 9/1/21 (a)	1,130	1,084
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,455	10,120
Portage Pub. Schools Series 2016:
5% 11/1/27	1,215	1,399
5% 11/1/29	3,080	3,517
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/22	970	1,064
5% 9/1/24	1,940	2,181
Warren Consolidated School District Series 2016:
5% 5/1/30	4,415	5,000
5% 5/1/31	4,660	5,244
5% 5/1/32	4,955	5,544
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/29	245	282
5% 12/1/30	380	435
5% 12/1/31	390	444
5% 12/1/36	535	599
Series 2017 B:
5% 12/1/29 (c)	685	775
5% 12/1/30 (c)	485	546
5% 12/1/31 (c)	525	589
5% 12/1/33 (c)	375	418
5% 12/1/36 (c)	810	893
Series 2017 C:
5% 12/1/22	1,940	2,130
5% 12/1/23	2,185	2,448
5% 12/1/24	2,305	2,625
5% 12/1/25	1,940	2,234
5% 12/1/26	1,455	1,694
5% 12/1/27	1,460	1,701

TOTAL MICHIGAN		213,907

Minnesota - 0.3%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	1,940	2,161
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,045	4,204
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,475	5,685
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	3,995	4,024
5% 1/1/20	4,370	4,523
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,410	1,636

TOTAL MINNESOTA		22,233

Mississippi - 0.1%
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,340	6,222
Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth.:
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/27	970	1,073
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	1,215	1,294
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/24 (e)	660	746
5% 1/1/29 (e)	550	648
5% 1/1/31 (e)	415	484
5% 1/1/34 (e)	380	436
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	385	397
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	360	361
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
4% 2/1/40	680	682
5% 2/1/30	2,395	2,676
5% 2/1/32	2,645	2,935
5% 2/1/36	2,145	2,354
5% 2/1/45	3,495	3,771
Missouri Health & Edl. Facilities Rev. Series 2016:
5% 5/15/29	970	1,090
5% 5/15/30	970	1,086
5% 5/15/31	970	1,082
5% 5/15/36	2,915	3,201

TOTAL MISSOURI		24,316

Montana - 0.2%
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/21	1,215	1,293
5% 2/15/22	1,260	1,367
5% 2/15/23	1,990	2,195
5% 2/15/24	2,080	2,323
5% 2/15/25	1,940	2,191
5% 2/15/26	3,105	3,541

TOTAL MONTANA		12,910

Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/31	3,885	4,396
5% 1/1/34	4,235	4,742
5% 1/1/36	5,135	5,714

TOTAL NEBRASKA		14,852

Nevada - 1.0%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.):
Series 2017 5% 9/1/32	725	805
Series 2017:
5% 9/1/24	730	814
5% 9/1/28	445	502
5% 9/1/30	730	816
5% 9/1/34	740	816
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (c)	9,460	10,118
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (a)	11,655	11,540
Clark County School District:
Series 2016 A:
5% 6/15/21	2,575	2,762
5% 6/15/23	2,250	2,495
Series 2017 A, 5% 6/15/25	5,770	6,537
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	970	1,065
5% 6/1/23	1,940	2,127
5% 6/1/24	1,940	2,125
5% 6/1/25	1,020	1,115
Series 2016 A:
5% 6/1/32	2,815	3,202
5% 6/1/33	4,855	5,505
5% 6/1/34	5,145	5,815
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,355	1,462
Series 2013 D1, 5% 3/1/25	2,745	3,053

TOTAL NEVADA		62,674

New Hampshire - 0.6%
New Hampshire Health & Ed. Facilities Auth.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,335	1,516
5% 7/1/30	2,360	2,739
Series 2017 B, 4.125% 7/1/24 (b)	1,755	1,761
Series 2017 C, 3.5% 7/1/22 (b)	580	581
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/22	1,310	1,376
5% 7/1/26	1,245	1,339
Series 2013 A, 5% 10/1/43	2,360	2,514
Series 2016:
4% 10/1/38	800	771
5% 10/1/26	4,560	5,087
5% 10/1/27	4,860	5,415
5% 10/1/28	1,940	2,151
5% 10/1/30	7,070	7,773
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,185	2,377
5% 2/1/23	2,150	2,336
5% 2/1/24	1,725	1,874

TOTAL NEW HAMPSHIRE		39,610

New Jersey - 3.4%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Build America Mutual Assurance Insured)	1,430	1,586
5% 7/1/32 (Build America Mutual Assurance Insured)	970	1,073
5% 7/1/33 (Build America Mutual Assurance Insured)	970	1,068
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	1,940	2,150
5% 2/15/25	970	1,065
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20 (Pre-Refunded to 6/15/19 @ 100)	3,690	3,775
5.25% 6/15/21 (Pre-Refunded to 6/15/19 @ 100)	4,370	4,471
5.25% 6/15/22 (Pre-Refunded to 6/15/19 @ 100)	10,280	10,517
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (FSA Insured)	975	1,093
5% 6/1/27 (FSA Insured)	1,360	1,543
5% 6/1/28 (FSA Insured)	1,940	2,187
5% 6/1/29 (FSA Insured)	1,455	1,632
Series 2012 II, 5% 3/1/21	7,380	7,760
Series 2013 I, 5.5% 9/1/19 (Escrowed to Maturity)	4,260	4,391
Series 2013:
5% 3/1/23	9,030	9,752
5% 3/1/24	12,430	13,376
5% 3/1/25	1,360	1,461
Series 2015 XX, 5% 6/15/26	19,420	21,329
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.):
Series 2017:
5% 10/1/24 (c)	2,000	2,186
5% 10/1/25 (c)	2,750	3,018
Series 2017, 5% 10/1/37 (c)	6,230	6,624
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	1,820	2,010
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,690	3,779
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/21	285	303
5% 7/1/22	770	834
5% 7/1/23	2,940	3,228
5% 7/1/24	790	875
5% 7/1/25	855	954
5% 7/1/26	285	320
5% 7/1/27	425	475
5% 7/1/28	440	507
5% 7/1/28	1,185	1,317
5% 7/1/28	1,265	1,406
5% 7/1/33	1,465	1,657
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011, 5% 12/1/18 (c)	4,815	4,837
Series 2017 1A:
5% 12/1/22 (c)	1,285	1,397
5% 12/1/24 (c)	3,400	3,768
Series 2017 1B, 5% 12/1/21 (c)	1,365	1,464
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C, 0.005% x 1 month U.S. LIBOR 1.94%, tender 1/1/21 (a)(d)	18,725	18,772
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.82% 1/1/21 (a)(d)	2,090	2,091
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	2,945	3,045
Series 2012 AA:
5% 6/15/23	7,285	7,786
5% 6/15/24	11,655	12,403
Series 2014 AA:
5% 6/15/25	12,140	13,217
5% 6/15/26	7,285	7,900
Series 2016 A, 5% 6/15/27	14,620	16,287

TOTAL NEW JERSEY		212,689

New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (a)	11,470	11,357
New York - 5.5%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,090	1,213
5% 7/1/25	2,430	2,774
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,040	1,091
5.75% 7/1/40	970	1,035
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	3,885	4,450
5% 2/15/35	7,285	8,247
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2008 A, 6% 5/1/33 (Pre-Refunded to 5/1/19 @ 100)	5,825	5,963
Series 2016 B:
5% 9/1/22	1,940	2,137
5% 9/1/23	1,455	1,630
5% 9/1/24	1,310	1,487
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/51	12,380	13,097
New York City Gen. Oblig.:
Series 2014 J, 5% 8/1/22	2,990	3,292
Series 2015 A, 5% 8/1/22	1,985	2,186
Series 2015 C, 5% 8/1/27	2,965	3,381
Series 2016 A, 5% 8/1/22	4,390	4,834
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2009 S3, 5.25% 1/15/34	12,820	12,938
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	4,855	5,073
5% 2/1/21	3,410	3,640
Series 2012 A, 5% 11/1/21	5,300	5,758
Series 2018 C2, 5% 5/1/32	9,175	10,643
Series 2019 B1:
5% 8/1/34	3,300	3,822
5% 8/1/35	8,400	9,666
Series A, 5% 8/1/40	8,135	9,134
Series B:
5% 11/1/20	25,825	26,660
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	10,295	10,631
Series E, 5% 2/1/40	14,375	16,053
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	12,970	14,222
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36 (Pre-Refunded to 3/15/19 @ 100)	2,525	2,569
Series 2010 A, 5% 2/15/20 (Escrowed to Maturity)	5	5
Series 2016 A, 5% 2/15/19 (Escrowed to Maturity)	5	5
Series 2016 B, 5% 2/15/20	10	10
New York Dorm. Auth. Revs. Series 2009 A:
5% 7/1/20	4,855	4,971
5% 7/1/21	11,980	12,259
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2018 A, 5%, tender 11/15/20 (a)	25,820	27,231
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,660	7,939
Series 2017 C, 4% 2/15/19	23,305	23,474
Series 2017 C-2, 0% 11/15/33	9,795	5,401
Series 2018 B, 5% 5/15/20	7,470	7,816
6.5% 11/15/28 (Pre-Refunded to 11/15/18 @ 100)	8,185	8,231
New York State Dorm. Auth.:
Series 2, 5% 2/15/20	2,900	3,018
Series 2010 A:
5% 2/15/19	5	5
5% 2/15/19	960	971
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23 (Pre-Refunded to 4/1/20 @ 100)	7,960	8,319
Series 2011 A, 5% 4/1/19	1,940	1,971
Series 2011 A1, 5% 4/1/20	2,155	2,253
Series 2011 A2, 5% 4/1/21	1,940	2,080
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	8,155	8,612
Series 2016 A, 5.25% 1/1/50 (c)	13,305	14,158
New York Urban Dev. Corp. Rev.:
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,745	3,141
Series 2011 A, 5% 3/15/22	7,385	7,900
Series 2017 A, 5% 3/15/22	2,215	2,426
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	2,915	3,304
5% 11/15/24	3,885	4,389

TOTAL NEW YORK		347,515

North Carolina - 0.7%
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,340	3,495
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2013, 1.95%, tender 12/17/18 (a)(c)	3,690	3,689
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/20 (Pre-Refunded to 1/1/19 @ 100)	2,050	2,066
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	11,015	12,024
5% 3/1/23	9,715	10,814
North Carolina Med. Care Cmnty. Health Series 2017:
5% 10/1/35	485	488
5% 10/1/36	260	262
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	5,825	6,092
5% 6/1/22	3,885	4,064
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A:
5% 1/1/30	475	478
5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	1,175	1,184

TOTAL NORTH CAROLINA		44,656

Ohio - 1.5%
Allen County Hosp. Facilities Rev. Bonds Series 2017 B, 5%, tender 5/5/22 (a)	2,670	2,916
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	1,945	2,114
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,110	2,303
Series 2012:
5% 2/15/21	1,455	1,548
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	1,940	2,117
Series 2012 B:
5% 2/15/42	1,365	1,455
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	390	426
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	970	1,083
5% 1/1/28 (FSA Insured)	1,480	1,637
5% 1/1/29 (FSA Insured)	2,165	2,384
5% 1/1/30 (FSA Insured)	1,940	2,129
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26 (Pre-Refunded to 1/1/22 @ 100)	1,215	1,326
5% 1/1/27 (Pre-Refunded to 1/1/22 @ 100)	1,455	1,588
Columbus City School District 5% 12/1/32	1,770	2,021
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,395	2,563
5% 6/15/26	2,515	2,683
5% 6/15/27	2,640	2,807
5% 6/15/28	2,770	2,937
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	1,940	2,234
5% 11/1/26	2,040	2,372
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,195	2,447
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	4,465	5,045
Muskingum County Hosp. Facilities:
(Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,715	6,033
Series 2013, 5% 2/15/20	1,160	1,189
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,010	3,100
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,835	4,979
5% 10/1/22	1,940	1,998
5% 10/1/23	2,915	3,001
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,650	4,834
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/27	2,470	2,885
5% 1/1/29	4,855	5,647
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	11,265	4,265
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	5,050	5,083
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	2,250	2,512
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	690	715
5% 12/1/42	875	894

TOTAL OHIO		95,270

Oklahoma - 0.9%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,015	2,331
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,165	1,311
5% 6/1/28	1,455	1,636
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,020	1,169
5% 10/1/26	1,455	1,658
5% 10/1/27	1,155	1,315
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/27	970	1,095
5% 8/15/28	970	1,100
5% 8/15/29	410	462
5% 8/15/33	1,070	1,187
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	3,010	3,285
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	6,975	7,613
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	3,885	4,026
5% 1/1/22 (FSA Insured)	12,095	12,515
Series 2014 A:
5% 1/1/26	1,650	1,868
5% 1/1/27	5,825	6,580
5% 1/1/28	1,940	2,187
5% 1/1/29	1,525	1,715
Series 2014 B, 5% 1/1/27	2,085	2,355

TOTAL OKLAHOMA		55,408

Oregon - 0.1%
Clackamas County Hosp. Facility Auth.:
(Willamette View Proj.) Series 2017 B, 3% 11/15/22	735	736
(Willamette View, Inc.) Series 2017 A, 5% 11/15/47 (b)	560	597
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	2,915	3,395

TOTAL OREGON		4,728

Pennsylvania - 3.6%
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (Pre-Refunded to 7/1/20 @ 100)	7,350	7,966
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	4,210	4,055
Series B, 1.8%, tender 8/15/22 (a)	5,600	5,396
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,205	3,690
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,815	4,196
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	330	361
Series 2016 A:
5% 10/1/28	1,385	1,540
5% 10/1/29	1,495	1,654
5% 10/1/32	4,670	5,097
5% 10/1/36	7,560	8,116
5% 10/1/40	3,490	3,700
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	2,485	2,417
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,025	3,184
5% 3/1/22	1,940	2,073
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	1,390	1,401
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.85%, tender 10/1/18 (a)(c)	6,800	6,800
(Waste Mgmt., Inc. Proj.) Series 2013, 1.8%, tender 11/1/18 (a)(c)	14,500	14,497
(Waste Mgmt., Inc. Proj.) Series 2017 A, 1.7%, tender 8/3/20 (a)(c)	5,545	5,456
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	2,040	2,189
Series 2013, 5% 10/15/27	9,710	10,688
Series 2014, 5% 7/1/23	1,500	1,666
Series 2015 1, 5% 3/15/31	3,615	4,014
Series 2016, 5% 9/15/29	27,190	30,724
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,215	1,416
5% 8/15/30	2,090	2,410
Series 2017, 5% 8/15/27	1,165	1,366
(Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,040	2,098
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A:
5% 12/1/28 (FSA Insured)	6,100	6,930
5% 12/1/33 (FSA Insured)	4,300	4,796
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
0% 12/1/28 (f)	1,215	1,350
0% 12/1/33 (f)	1,215	1,334
Series 2017 A1:
5% 12/1/22	485	536
5% 12/1/23	535	600
5% 12/1/29	1,455	1,668
5% 12/1/34	970	1,088
Philadelphia Arpt. Rev. Series 2017 B:
5% 7/1/30 (c)	1,720	1,936
5% 7/1/31 (c)	2,430	2,724
Philadelphia Gas Works Rev. Series 15:
5% 8/1/23	970	1,076
5% 8/1/24	730	819
5% 8/1/25	775	878
Philadelphia Gen. Oblig. Series 2015 B:
5% 8/1/27	2,915	3,253
5% 8/1/29	10,165	11,279
5% 8/1/30	10,705	11,851
5% 8/1/31	11,280	12,458
Philadelphia School District Series 2010 C:
5% 9/1/20	13,595	14,278
5% 9/1/21	5,825	6,083
Pittsburgh School District Series 2010 A:
5% 9/1/19 (FSA Insured)	1,455	1,494
5% 9/1/20 (FSA Insured)	970	1,023
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,345	1,495

TOTAL PENNSYLVANIA		227,119

Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	6,625	7,006
5% 9/1/36	320	332
Series 2016, 5% 5/15/39	5,475	5,880
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	7,985	9,065
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 3.5% 12/1/34 (c)	3,720	3,661
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,770	1,964
5% 6/1/28	2,330	2,567

TOTAL RHODE ISLAND		30,475

South Carolina - 1.6%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/22	970	1,061
5% 3/1/24	970	1,102
5% 3/1/25	970	1,117
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	3,885	4,353
5% 12/1/29	3,155	3,507
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/22	2,135	2,315
5% 2/1/24	970	1,086
5% 2/1/26	1,650	1,887
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,700	1,925
South Carolina Ports Auth. Ports Rev. Series 2018:
5% 7/1/28 (c)	2,235	2,600
5% 7/1/30 (c)	4,790	5,498
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,335	6,786
Series 2014 A:
5% 12/1/49	12,620	13,195
5.5% 12/1/54	17,285	18,623
Series 2014 C:
5% 12/1/25	3,885	4,305
5% 12/1/26	3,885	4,287
5% 12/1/27	3,010	3,302
5% 12/1/46	3,540	3,728
Series 2016 B:
5% 12/1/35	6,250	6,767
5% 12/1/36	9,280	10,028
South Carolina Trans. Infrastructure Bank Rev. Series 2016 A, 5% 10/1/25	1,645	1,895

TOTAL SOUTH CAROLINA		99,367

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/23	970	1,082
(Sanford Health Proj.) Series 2009, 5.25% 11/1/18	970	973
Series 2014 B:
5% 11/1/24	1,200	1,361
5% 11/1/25	1,175	1,328
5% 11/1/26	195	219
Series 2017:
5% 7/1/24	435	492
5% 7/1/27	365	424
5% 7/1/33	1,700	1,914
5% 7/1/35	1,360	1,512

TOTAL SOUTH DAKOTA		9,305

Tennessee - 0.7%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	970	1,107
5% 7/1/30	1,165	1,323
Jackson Hosp. Rev. 5.75% 4/1/41	920	923
Johnson City Health & Edl. Hosp. Rev. Series 2010 A, 6.5% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	3,780	4,064
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016:
5% 9/1/22	1,170	1,263
5% 9/1/24	995	1,101
Series 2017:
5% 4/1/24	970	1,069
5% 4/1/25	1,315	1,464
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 1.8%, tender 11/1/18 (a)(c)	1,000	1,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (c)	4,855	5,131
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	11,735	12,285
Series 2018, 4%, tender 11/1/49	10,670	11,207

TOTAL TENNESSEE		41,937

Texas - 13.1%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	2,955	3,099
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (c)	2,690	2,962
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,295	1,195
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,455	1,605
Brownsville Independent School District Series 2017, 4% 8/15/22	4,000	4,238
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,165	1,294
5% 1/1/32	970	1,073
5% 1/1/34	1,940	2,135
5% 1/1/40	5,340	5,814
Series 2016:
5% 1/1/31	2,305	2,573
5% 1/1/32	4,855	5,396
5% 1/1/35	3,240	3,573
5% 1/1/36	1,580	1,737
Cypress-Fairbanks Independent School District:
Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	5,545	5,462
Series 2014 B3, 1.4%, tender 8/17/20 (a)	6,005	5,915
Series 2014 C, 5% 2/15/44	4,660	5,102
Series 2016:
5% 2/15/22	4,855	5,301
5% 2/15/23	4,855	5,408
5% 2/15/24	24,410	27,655
5% 2/15/25	20,810	23,921
5% 2/15/27	3,475	4,006
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	7,135	8,724
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	3,720	3,741
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	2,785	2,801
Dallas County Util. and Reclamation District Series 2013, 5% 2/15/24	6,130	6,869
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/19	970	1,001
Series 2014 B:
5% 11/1/26 (c)	2,920	3,163
5% 11/1/27 (c)	1,245	1,346
5% 11/1/28 (c)	2,765	2,986
5% 11/1/30 (c)	5,280	5,674
5% 11/1/31 (c)	11,155	11,988
5% 11/1/32 (c)	14,110	15,152
5% 11/1/33 (c)	9,710	10,416
5% 11/1/34 (c)	2,295	2,459
Dallas Gen. Oblig.:
Series 2012, 5% 2/15/23	4,295	4,663
Series 2014, 5% 2/15/24	5,770	6,494
Dallas Independent School District Bonds Series 2016:
5%, tender 2/15/22 (a)	60	66
5%, tender 2/15/22 (a)	3,570	3,881
Denton Independent School District Series 2016, 0% 8/15/25	2,770	2,306
Fort Bend Independent School District Bonds:
Series C, 1.35%, tender 8/1/20 (a)	3,025	2,978
Series D, 1.5%, tender 8/1/21 (a)	5,450	5,319
Fort Worth Independent School District:
Series 2015, 5% 2/15/22	2,760	3,010
Series 2016, 5% 2/15/26	3,530	4,095
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,500	2,570
Grand Parkway Trans. Corp.:
Bonds Series 2018 B, 5%, tender 10/1/23 (a)	40,590	45,228
Series 2013 B:
5% 4/1/53	1,130	1,221
5.25% 10/1/51	2,430	2,691
5.5% 4/1/53	5,730	6,334
Series 2013 C, 5.125% 10/1/43	2,430	2,633
Series 2018 A:
5% 10/1/31	4,965	5,771
5% 10/1/32	4,210	4,879
5% 10/1/33	6,420	7,411
5% 10/1/34	4,855	5,583
Harris County Gen. Oblig. Series 2012 C:
5% 8/15/24	1,045	1,147
5% 8/15/25	3,750	4,105
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,330	2,351
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (c)	7,770	8,141
Series 2012 A, 5% 7/1/23 (c)	2,330	2,532
Series 2018 A:
5% 7/1/26 (c)	1,635	1,878
5% 7/1/27 (c)	2,050	2,370
5% 7/1/28 (c)	970	1,128
Series 2018 B:
5% 7/1/28	3,110	3,690
5% 7/1/29	12,140	14,302
5% 7/1/30	6,385	7,475
Houston Gen. Oblig. Series 2017 A:
5% 3/1/23	2,095	2,329
5% 3/1/24	9,710	10,974
5% 3/1/25	4,080	4,673
Houston Util. Sys. Rev.:
Series 2007, 5% 11/15/18	590	592
Series 2014 C, 5% 5/15/28	2,525	2,834
Series 2016 B, 5% 11/15/33	2,330	2,647
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	485	541
5% 10/15/26	680	769
5% 10/15/27	485	546
5% 10/15/29	630	700
5% 10/15/31	990	1,089
5% 10/15/35	1,425	1,539
5% 10/15/36	965	1,039
5% 10/15/39	1,215	1,298
5% 10/15/44	1,440	1,535
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/30 (c)	1,360	1,513
5% 11/1/31 (c)	3,070	3,405
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2018:
5% 5/15/32	4,565	5,245
5% 5/15/34	2,430	2,770
5% 5/15/36	2,430	2,749
Series 2015 B:
5% 5/15/25	6,615	7,566
5% 5/15/27	2,915	3,296
5% 5/15/28	2,845	3,204
5% 5/15/29	8,255	9,260
Series 2015 D:
5% 5/15/22	825	903
5% 5/15/23	680	757
5% 5/15/24	1,185	1,338
5% 5/15/26	1,360	1,540
Midway Independent School District Series 2000, 0% 8/15/19	1,360	1,337
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.85%, tender 11/1/18 (a)(c)	13,100	13,098
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	1,960	2,227
5% 8/15/25	2,430	2,800
5% 8/15/26	1,505	1,755
5% 8/15/27	1,565	1,840
5% 8/15/30	2,330	2,681
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,135	2,389
5% 4/1/28	1,395	1,553
North East Texas Independent School District Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	4,125	4,017
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	995	1,055
4% 12/15/24	1,770	1,867
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,240	1,402
5% 1/1/33	1,280	1,445
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	470	530
5% 1/1/31	660	741
5% 1/1/32	2,915	3,279
Series 2011 A:
5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	12,490	13,643
6% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	970	1,073
Series 2014 A:
5% 1/1/23	1,735	1,917
5% 1/1/24	4,855	5,446
Series 2015 B:
5% 1/1/29	9,710	10,920
5% 1/1/30	4,855	5,448
Series 2016 A, 5% 1/1/39	6,800	7,470
Northside Independent School District Bonds Series 2018, 2.75%, tender 8/1/23 (a)	22,990	23,208
Plano Independent School District 5% 2/15/19	5,630	5,695
Rockwall Independent School District Series 2015, 0% 2/15/25	1,615	1,360
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,195	1,195
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2015 B, 2%, tender 12/1/21 (a)	6,875	6,777
Series 2012, 5.25% 2/1/25	3,110	3,618
Series 2017:
5% 2/1/29	1,455	1,698
5% 2/1/30	970	1,128
5% 2/1/31	1,455	1,684
5% 2/1/33	1,165	1,338
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,660	5,114
5% 9/15/24	7,275	7,970
5% 9/15/25	9,025	9,865
San Antonio Wtr. Sys. Rev.:
Bonds Series 2014 B, 2%, tender 11/1/22 (a)	13,110	12,862
Series 2012, 5% 5/15/22	5,825	6,391
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	2,955	3,043
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	2,115	2,179
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	970	1,080
5% 8/15/26	1,485	1,647
5% 8/15/28	1,575	1,737
5% 8/15/33	3,690	4,025
5.5% 9/1/43	5,195	5,692
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	5,500	5,526
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,585	2,597
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	6,800	6,874
Series 2016 A:
5% 2/15/25	5,585	6,360
5% 2/15/34	2,040	2,294
Texas A&M Univ. Rev. Series 2016 C, 5% 5/15/23	5,475	6,132
Texas Gen. Oblig.:
Series 2011 A:
5% 8/1/19 (c)	1,500	1,536
5% 8/1/21 (c)	1,485	1,598
Series 2011 C:
5% 8/1/20 (c)	1,580	1,661
5% 8/1/21 (c)	1,420	1,528
Series 2013 B, 5% 8/1/25 (c)	11,725	13,079
Series 2014, 5% 8/1/26 (c)	5,020	5,665
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (c)	15,540	18,151
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,530	5,250
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	17,075	17,762
Texas Wtr. Dev. Board Rev.:
Series 2017 A:
5% 4/15/22	4,125	4,520
5% 4/15/25	6,055	6,982
5% 10/15/25	2,555	2,965
5% 4/15/26	4,195	4,902
5% 4/15/29	6,310	7,445
5% 4/15/30	16,995	19,962
Series 2018 B:
5% 4/15/29 (e)	2,750	3,278
5% 10/15/29 (e)	2,250	2,677
5% 10/15/30 (e)	3,240	3,837
5% 4/15/31 (e)	5,000	5,902
Travis County Gen. Oblig. Series 2016 A, 5% 3/1/24	2,905	3,286
Univ. of Houston Univ. Revs.:
Series 2017 A, 5% 2/15/30	6,325	7,214
5.25% 2/15/25 (FSA Insured)	380	381
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010, 5% 8/15/22	2,970	3,279
Series 2016 D:
5% 8/15/20	1,940	2,045
5% 8/15/21	2,245	2,425
5% 8/15/22	2,430	2,683
Series 2016 E, 5% 8/15/22	2,605	2,876
Series 2016 J, 5% 8/15/22	3,100	3,423
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B:
5% 7/1/22	1,695	1,867
5% 7/1/29	1,740	2,009

TOTAL TEXAS		827,897

Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/26 (c)	1,120	1,276
5% 7/1/28 (c)	3,885	4,440
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	2,915	3,214

TOTAL UTAH		8,930

Virginia - 1.2%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	970	1,054
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,260	1,385
5% 6/15/29	1,385	1,517
5% 6/15/33	1,475	1,604
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (a)	1,455	1,716
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	615	601
5% 6/15/32	1,750	1,930
5% 6/15/34	2,235	2,448
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.):
Series 2017 C, 5% 2/1/26	5,540	6,466
Series 2017 E, 5% 2/1/31	10,295	12,078
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	8,875	10,460
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/29	6,160	7,249
5% 5/15/30	12,035	14,110
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (c)	7,380	7,740
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	1,940	2,159
5% 1/1/33	2,515	2,785

TOTAL VIRGINIA		75,302

Washington - 2.7%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,990	1,702
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,915	2,844
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	970	1,054
5% 1/1/23	970	1,063
5% 1/1/24	2,265	2,478
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,440	8,483
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	1,845	1,861
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/29 (c)	4,615	5,194
Series 2016:
5% 2/1/27	1,205	1,385
5% 2/1/29	2,430	2,775
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	860	947
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,220	1,226
5% 12/1/19	1,345	1,372
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,050	1,219
5% 1/1/36	1,140	1,288
Tobacco Settlement Auth. Rev. Series 2018:
5% 6/1/23	2,430	2,700
5% 6/1/24	3,430	3,792
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,420	16,666
Series 2018 D:
5% 8/1/32	24,300	28,085
5% 8/1/33	30,735	35,394
Series 2019 A, 5% 8/1/31	10,495	12,309
Series 2019 B, 5% 6/1/34	3,300	3,820
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,340	3,291
Series R-2017 A:
5% 8/1/27	1,735	2,024
5% 8/1/28	1,735	2,019
5% 8/1/30	1,735	1,998
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/28	1,940	2,299
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,135	2,261
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	240	270
5% 7/1/26	1,935	2,194
5% 7/1/29	3,100	3,546
5% 7/1/34	610	682
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/27	2,430	2,853
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/28	3,625	4,069
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	2,185	2,415
Series 2015, 5% 1/1/29	1,260	1,401
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/29	550	603
5% 10/1/31	1,295	1,411
Series 2016 A, 5% 10/1/30	1,240	1,356

TOTAL WASHINGTON		172,349

West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,360	1,368
Series 2018 A, 5% 1/1/36	3,000	3,303

TOTAL WEST VIRGINIA		4,671

Wisconsin - 1.2%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/23 (b)	1,245	1,344
5% 5/15/30 (b)	1,135	1,225
5.25% 5/15/37 (b)	345	373
5.25% 5/15/42 (b)	420	453
5.25% 5/15/47 (b)	420	451
5.25% 5/15/52 (b)	790	846
Series 2017 B-1 3.95% 11/15/24 (b)	360	363
Series 2017 B-2, 3.5% 11/15/23 (b)	455	457
Series 2017 B-3, 3% 11/15/22 (b)	625	625
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A-2, 1.8%, tender 11/1/18 (a)(c)	20,300	20,296
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (b)	890	931
5% 10/1/48 (b)	1,075	1,124
5% 10/1/53 (b)	1,825	1,899
Wisconsin Health & Edl. Facilities:
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	715	760
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,230	1,307
Series 2014 A:
5% 11/15/24	8,510	9,602
5% 11/15/27	6,515	7,265
Series 2014:
5% 5/1/26	810	880
5% 5/1/28	1,750	1,887
5% 5/1/29	865	930
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,260	1,369
Series 2017 A:
5% 9/1/34	1,750	1,888
5% 9/1/36	2,100	2,251
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	1,750	1,852
Series 2013 B:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	970	1,087
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	6,785	7,601
Series 2012:
5% 6/1/27	1,750	1,869
5% 6/1/32	995	1,056
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,600	1,757
5% 6/1/39	2,345	2,462

TOTAL WISCONSIN		76,210

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,165	6,329
TOTAL MUNICIPAL BONDS
(Cost $5,889,920)		5,904,060

Municipal Notes - 4.1%
Illinois - 0.4%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.74% 10/5/18 (a)(g)	24,985	$24,985
Massachusetts - 0.1%
Webster Gen. Oblig. BAN Series 2017 B, 2.25% 10/12/18	4,079	4,079
New Jersey - 0.4%
Carteret Gen. Oblig. BAN Series 2017, 2.5% 10/25/18	5,098	5,100
Holmdel Township Gen. Oblig. BAN Series 2017, 2.5% 10/26/18	3,776	3,778
Howell Township Gen. Oblig. BAN Series 2017 A, 3% 10/17/18	12,750	12,757
South Brunswick Township BAN Series 2017, 2.25% 10/2/18	4,370	4,370

TOTAL NEW JERSEY		26,005

New York - 0.4%
Genessee Valley Central School District BAN Series 2018, 4% 8/28/19	7,205	7,326
Gloversville School District BAN Series 2017, 2.25% 10/19/18	6,605	6,606
Ravena Coeymans Selkirk Central School District BAN Series 2018, 4% 8/16/19	1,261	1,282
Schoharie County BAN Series 2017, 2.5% 11/8/18	10,680	10,688

TOTAL NEW YORK		25,902

Texas - 2.8%
Texas Gen. Oblig. TRAN Series 2018, 4% 8/29/19	177,600	180,862
TOTAL MUNICIPAL NOTES
(Cost $261,998)		261,833
	Shares	Value (000s)

Money Market Funds - 0.5%
Fidelity Municipal Cash Central Fund, 1.64% (h)(i)
(Cost $30,000)	29,997,000	30,000
TOTAL INVESTMENT IN SECURITIES - 97.9%
(Cost $6,181,918)		6,195,893
NET OTHER ASSETS (LIABILITIES) - 2.1%		135,177
NET ASSETS - 100%		$6,331,070

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,374,000 or 0.9% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (g) Provides evidence of ownership in one or more underlying municipal bonds.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$626
Total	$626

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$6,165,893	$--	$6,165,893	$--
Money Market Funds	30,000	30,000	--	--
Total Investments in Securities:	$6,195,893	$30,000	$6,165,893	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global Credit Fund

September 30, 2018

GLB-QTLY-1118
1.939065.106

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 80.9%
		Principal Amount(a)	Value
Argentina - 1.0%
YPF SA 8.5% 3/23/21 (Reg. S)		$410,000	$413,075
British Virgin Islands - 1.7%
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		350,000	336,778
Proven Honour Capital Ltd. 4.125% 5/6/26 (Reg. S)		400,000	370,554

TOTAL BRITISH VIRGIN ISLANDS			707,332

Canada - 1.7%
Cenovus Energy, Inc.:
3% 8/15/22		373,000	357,256
4.25% 4/15/27		389,000	375,879

TOTAL CANADA			733,135

Cayman Islands - 0.9%
Banco Do Brasil SA 4.625% 1/15/25 (b)		200,000	184,360
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	175,000	202,023

TOTAL CAYMAN ISLANDS			386,383

Denmark - 0.9%
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	300,000	370,131
France - 4.6%
Altareit SCA 2.875% 7/2/25 (Reg. S)	EUR	200,000	228,134
Casino Guichard Perrachon SA 4.407% 8/6/19 (c)	EUR	100,000	117,266
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	600,000	681,513
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	500,000	565,442
2.75% 4/13/23 (Reg. S)	EUR	300,000	362,887

TOTAL FRANCE			1,955,242

Germany - 2.1%
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	400,000	436,464
TLG Immobilien AG 1.375% 11/27/24 (Reg. S)	EUR	100,000	113,698
Volkswagen Bank GmbH 1.25% 6/10/24 (Reg. S)	EUR	300,000	343,216

TOTAL GERMANY			893,378

Ireland - 4.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23		350,000	337,143
4.625% 7/1/22		210,000	214,224
AIB Group PLC 2.25% 7/3/25 (Reg. S)	EUR	250,000	290,501
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	350,000	430,546
Bank Ireland Group PLC 1.375% 8/29/23 (Reg. S)	EUR	325,000	375,335
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26		400,000	369,150

TOTAL IRELAND			2,016,899

Italy - 1.0%
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (c)	EUR	275,000	258,579
Wind Tre SpA 3.125% 1/20/25 (Reg. S)	EUR	146,000	154,723

TOTAL ITALY			413,302

Luxembourg - 3.7%
Altice SA 7.25% 5/15/22 (Reg. S)	EUR	100,000	115,687
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	450,000	525,090
2.2% 7/24/25 (Reg. S)	EUR	450,000	514,887
Fiat Industrial Finance Europe SA 1.875% 1/19/26 (Reg. S)	EUR	200,000	230,470
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	135,000	155,786

TOTAL LUXEMBOURG			1,541,920

Mexico - 2.6%
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		200,000	204,770
Petroleos Mexicanos:
3.625% 11/24/25 (Reg. S)	EUR	170,000	197,379
3.75% 2/21/24 (Reg. S)	EUR	600,000	716,871

TOTAL MEXICO			1,119,020

Netherlands - 6.2%
ABN AMRO Bank NV:
2.875% 1/18/28 (Reg. S) (c)	EUR	100,000	122,990
4.4% 3/27/28 (Reg. S) (c)		200,000	196,372
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		200,000	199,145
Deutsche Annington Finance BV:
1.5% 3/22/26	EUR	100,000	114,905
5% 10/2/23 (b)		314,000	319,189
Mylan NV 2.25% 11/22/24 (Reg. S)	EUR	200,000	234,768
Petrobras Global Finance BV:
4.75% 1/14/25	EUR	300,000	359,032
6.125% 1/17/22		81,000	83,620
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	400,000	420,834
Teva Pharmaceutical Finance Netherlands III BV 4.5% 3/1/25	EUR	150,000	186,225
Vesteda Finance BV 2% 7/10/26 (Reg. S)	EUR	350,000	401,811

TOTAL NETHERLANDS			2,638,891

Portugal - 0.2%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (d)	EUR	200,000	68,502
Spain - 1.9%
CaixaBank SA 2.75% 7/14/28 (Reg. S) (c)	EUR	200,000	235,679
Indra Sistemas SA 3% 4/19/24 (Reg. S)	EUR	300,000	349,255
Inmobiliaria Colonial SA 2% 4/17/26 (Reg. S)	EUR	200,000	227,711

TOTAL SPAIN			812,645

Sweden - 0.3%
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	100,000	115,880
Switzerland - 2.9%
Credit Suisse Group AG 6.5% 8/8/23 (Reg. S)		800,000	854,078
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	307,000	386,252

TOTAL SWITZERLAND			1,240,330

Turkey - 0.6%
Turkiye Garanti Bankasi A/S 3.375% 7/8/19 (Reg. S)	EUR	207,000	236,131
United Kingdom - 6.5%
Aviva PLC 6.625% 6/3/41 (c)	GBP	300,000	426,617
BAT International Finance PLC 1.25% 3/13/27 (Reg. S)	EUR	450,000	496,381
British Telecommunications PLC 0.875% 9/26/23 (Reg. S)	EUR	350,000	403,336
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	100,000	125,164
HSBC Holdings PLC 2.256% 11/13/26 (Reg. S) (c)	GBP	300,000	372,400
Imperial Tobacco Finance PLC:
3.375% 2/26/26 (Reg. S)	EUR	150,000	192,059
8.125% 3/15/24	GBP	200,000	331,043
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	160,000	197,834
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	140,000	180,274

TOTAL UNITED KINGDOM			2,725,108

United States of America - 37.3%
Ally Financial, Inc. 4.125% 2/13/22		570,000	569,288
American Airlines, Inc. 3.75% 10/15/25		215,057	207,659
Antero Resources Corp. 5% 3/1/25		400,000	403,000
Ares Capital Corp. 4.25% 3/1/25		500,000	479,295
AT&T, Inc. 5.45% 3/1/47		360,000	359,701
Bank of America Corp. 3.95% 4/21/25		215,000	210,417
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		500,000	496,237
Becton, Dickinson & Co. 3.363% 6/6/24		400,000	386,354
Brandywine Operating Partnership LP:
3.95% 2/15/23		41,000	40,725
4.1% 10/1/24		110,000	107,919
Brixmor Operating Partnership LP 4.125% 6/15/26		26,000	25,196
CBRE Group, Inc. 4.875% 3/1/26		140,000	142,705
CEMEX Finance LLC 4.625% 6/15/24	EUR	250,000	307,835
Citigroup, Inc.:
4.3% 11/20/26		82,000	80,794
4.45% 9/29/27		400,000	395,149
5.5% 9/13/25		246,000	261,953
Cleco Corporate Holdings LLC 3.743% 5/1/26		400,000	377,394
CVS Health Corp.:
3.7% 3/9/23		109,000	108,512
4.1% 3/25/25		88,000	87,727
DCP Midstream LLC 4.75% 9/30/21 (b)		563,000	571,445
DDR Corp. 4.7% 6/1/27		400,000	402,022
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (b)		450,000	472,669
Discover Financial Services:
3.75% 3/4/25		400,000	381,118
5.2% 4/27/22		150,000	155,242
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		380,000	410,875
Elanco Animal Health, Inc.:
4.272% 8/28/23 (b)		200,000	200,547
4.9% 8/28/28 (b)		200,000	202,952
Emera U.S. Finance LP 3.55% 6/15/26		400,000	376,553
Express Scripts Holding Co. 3.4% 3/1/27		400,000	371,520
Goldman Sachs Group, Inc. 4.25% 10/21/25		227,000	224,824
Halfmoon Parent, Inc. 4.125% 11/15/25 (b)		18,000	17,942
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	350,000	407,294
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	145,000	207,822
Michael Kors U.S.A., Inc. 4% 11/1/24 (b)		162,000	154,747
Morgan Stanley:
3.95% 4/23/27		156,000	149,641
4.35% 9/8/26		150,000	148,730
5% 11/24/25		355,000	367,505
NextEra Energy Partners LP 4.25% 9/15/24 (b)		400,000	392,000
Omega Healthcare Investors, Inc. 4.95% 4/1/24		400,000	405,531
Plains All American Pipeline LP/PAA Finance Corp. 4.65% 10/15/25		200,000	202,017
Reynolds American, Inc.:
4.45% 6/12/25		329,000	331,288
7.25% 6/15/37		195,000	240,450
Southern Co. 3.25% 7/1/26		400,000	372,897
Sunoco Logistics Partner Operations LP 4% 10/1/27		400,000	379,587
The Williams Companies, Inc. 4.55% 6/24/24		400,000	406,394
Time Warner Cable, Inc. 4.5% 9/15/42		405,000	345,174
Toll Brothers Finance Corp. 4.875% 3/15/27		500,000	478,750
Unum Group 4% 3/15/24		555,000	547,952
Voya Financial, Inc. 3.65% 6/15/26		375,000	357,104
Western Gas Partners LP 4% 7/1/22		370,000	368,319
Westinghouse Air Brake Co. 4.15% 3/15/24		300,000	297,273
Willis Group North America, Inc. 3.6% 5/15/24		380,000	369,157

TOTAL UNITED STATES OF AMERICA			15,765,201

TOTAL NONCONVERTIBLE BONDS
(Cost $35,326,858)			34,152,505

U.S. Government and Government Agency Obligations - 1.3%
U.S. Treasury Obligations - 1.3%
U.S. Treasury Bonds 2.5% 2/15/45 (e)		13,000	11,382
U.S. Treasury Notes:
1.125% 2/28/19 (f)		$400,000	$398,000
1.625% 7/31/20 (f)(g)		27,000	26,430
2.25% 8/15/27 (f)		90,000	84,414
			520,226
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $522,754)			520,226

Foreign Government and Government Agency Obligations - 2.9%
Greece - 0.6%
Greek Government:
3.375% 2/15/25 (Reg. S) (b)	EUR	$150,000	$169,882
3.5% 1/30/23	EUR	70,000	82,074

TOTAL GREECE			251,956

Indonesia - 1.2%
Indonesian Republic 2.625% 6/14/23	EUR	430,000	523,585
United Kingdom - 1.1%
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/37 (e)(f)(g)	GBP	159,000	202,698
4.25% 12/7/49 (e)(f)(g)	GBP	125,000	252,805

TOTAL UNITED KINGDOM			455,503

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,234,841)			1,231,044
		Shares	Value

Nonconvertible Preferred Stocks - 0.6%
United Kingdom - 0.6%
Nationwide Building Society 10.25% (h)
(Cost $281,170)		1,350	262,619
		Principal Amount(a)	Value

Preferred Securities - 12.5%
Australia - 0.5%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(i)		200,000	188,493
Belgium - 0.4%
KBC Groep NV 5.625% (c)(i)	EUR	150,000	176,749
Canada - 0.8%
Bank of Nova Scotia 4.65% (c)(i)		350,000	335,992
France - 2.0%
AXA SA:
3.941% (c)(i)	EUR	156,000	197,953
6.463% (Reg. S) (c)(i)		328,000	331,033
BNP Paribas SA 6.75% (Reg. S) (c)(i)		200,000	202,634
Danone SA 1.75% (Reg. S) (c)(i)	EUR	100,000	114,119

TOTAL FRANCE			845,739

Germany - 0.5%
Deutsche Bank AG 6% (Reg. S) (c)(i)	EUR	200,000	229,553
Italy - 0.3%
Assicurazioni Generali SpA 6.416% (c)(i)	GBP	100,000	139,471
Luxembourg - 1.0%
CPI Property Group SA 4.375% (Reg. S) (c)(i)	EUR	169,000	191,787
Grand City Properties SA 3.75% (c)(i)	EUR	200,000	243,869

TOTAL LUXEMBOURG			435,656

Netherlands - 1.5%
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (i)	EUR	125,000	168,491
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(i)	EUR	175,000	205,138
2.7%(Reg. S) (c)(i)	EUR	200,000	236,048

TOTAL NETHERLANDS			609,677

Spain - 1.1%
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (c)(i)	EUR	400,000	460,847
United Kingdom - 4.4%
Aviva PLC 6.125% (c)(i)	GBP	280,000	395,183
Barclays Bank PLC 7.625% 11/21/22		378,000	420,169
Barclays PLC:
6.625% (c)(i)		200,000	201,503
7.875% (Reg. S) (c)(i)	GBP	200,000	276,569
HSBC Holdings PLC 5.25% (c)(i)	EUR	250,000	306,865
Pennon Group PLC 2.875% (Reg. S) (c)(i)	GBP	200,000	262,847

TOTAL UNITED KINGDOM			1,863,136

TOTAL PREFERRED SECURITIES
(Cost $5,471,884)			5,285,313
		Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 2.11% (j)
(Cost $337,988)		337,921	337,988

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.1%
Option with an exercise rate of .85% on a credit default swap with BNP Paribas SA to buy protection on the iTraxx Europe Crossover Index expiring December 2023, paying 1% quarterly	11/21/18	EUR 5,300,000	22,195
Option with an exercise rate of 2.875% on a credit default swap with Goldman Sachs Bank USA to buy protection on the iTraxx Europe Crossover Index expiring December 2023, paying 5% quarterly	12/19/18	EUR 1,200,000	12,088
Option with an exercise rate of 3.00% on a credit default swap with JPMorgan Chase Bank, N.A. to buy protection on the iTraxx Europe Crossover expiring June 2023, paying 5% quarterly	10/17/18	EUR 2,700,000	4,540
Option with an exercise rate of 3.25% on a credit default swap with Citibank, N.A. to buy protection on the iTraxx Europe Crossover Index expiring June 2023, paying 5% quarterly	10/17/18	EUR 3,600,000	3,092

TOTAL PUT OPTIONS			41,915

TOTAL PURCHASED SWAPTIONS
(Cost $75,427)			41,915
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $43,250,922)			41,831,610
NET OTHER ASSETS (LIABILITIES) - 0.9%			374,225
NET ASSETS - 100%			$42,205,835

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	2	Dec. 2018	$186,283	$(1,220)	$(1,220)
TME 10 Year Canadian Note Contracts (Canada)	5	Dec. 2018	513,374	(4,991)	(4,991)
TOTAL BOND INDEX CONTRACTS					(6,211)
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	11	Dec. 2018	2,318,078	(8,100)	(8,100)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	10	Dec. 2018	1,405,000	(34,700)	(34,700)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	1	Dec. 2018	126,000	108	108
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	20	Dec. 2018	3,085,625	(121,439)	(121,439)
TOTAL TREASURY CONTRACTS					(164,131)

TOTAL PURCHASED					(170,342)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	26	Dec. 2018	3,945,480	23,764	23,764
Eurex Euro-Bund Contracts (Germany)	11	Dec. 2018	2,027,994	20,639	20,639
TOTAL BOND INDEX CONTRACTS					44,403
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	18	Dec. 2018	2,138,063	22,573	22,573
CBOT 5-Year U.S. Treasury Note Contracts (United States)	23	Dec. 2018	2,586,961	19,453	19,453
TOTAL TREASURY CONTRACTS					42,026

TOTAL SOLD					86,429

TOTAL FUTURES CONTRACTS					$(83,913)

The notional amount of futures purchased as a percentage of Net Assets is 18.1%

The notional amount of futures sold as a percentage of Net Assets is 25.3%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	234,000	USD	$275,075	Canadian Imperial Bank of Commerce	11/29/18	$(2,113)
EUR	57,000	USD	66,531	BNP Paribas SA	11/29/18	(40)
EUR	186,000	USD	218,616	BNP Paribas SA	11/29/18	(1,646)
EUR	24,000	USD	28,057	Goldman Sachs Bank USA	11/29/18	(61)
EUR	403,000	USD	472,550	Goldman Sachs Bank USA	11/29/18	(2,448)
EUR	36,000	USD	41,489	JPMorgan Chase Bank, N.A.	11/29/18	505
EUR	92,000	USD	107,480	State Street Bank And Trust Co.	11/29/18	(162)
GBP	103,000	USD	135,679	State Street Bank And Trust Co.	11/29/18	(1,074)
GPB	22,000	USD	28,771	Citibank, N.A.	11/29/18	(21)
USD	20,905	AUD	29,000	State Street Bank And Trust Co.	11/29/18	(66)
USD	22,028	CAD	29,000	Citibank, N.A.	11/29/18	(451)
USD	223,189	EUR	189,000	Citibank, N.A.	11/29/18	2,719
USD	15,043,000	EUR	13,083,714	JPMorgan Chase Bank, N.A.	11/29/18	(219,226)
USD	1,549,826	EUR	1,354,000	JPMorgan Chase Bank, N.A.	11/29/18	(29,622)
USD	29,908	EUR	26,000	JPMorgan Chase Bank, N.A.	11/29/18	(421)
USD	314,899	EUR	271,000	JPMorgan Chase Bank, N.A.	11/29/18	(1,224)
USD	345,765	EUR	292,000	JPMorgan Chase Bank, N.A.	11/29/18	5,145
USD	25,887	EUR	22,000	Royal Bank Of Canada	11/29/18	224
USD	23,608	EUR	20,000	Royal Bank Of Canada	11/29/18	278
USD	208,767	GBP	158,000	BNP Paribas SA	11/29/18	2,287
USD	33,251	GBP	26,000	Goldman Sachs Bank USA	11/29/18	(727)
USD	3,191,000	GBP	2,488,361	JPMorgan Chase Bank, N.A.	11/29/18	(60,883)
USD	219,405	GBP	166,000	JPMorgan Chase Bank, N.A.	11/29/18	2,470
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(306,557)
					Unrealized Appreciation	13,628
					Unrealized Depreciation	(320,185)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 1,000,000	$(10,356)	$0	$(10,356)
Accor SA		Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 500,000	(13,239)	8,224	(5,015)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 500,000	(11,911)	10,683	(1,228)
Royal Bank Of Scotland Grp PLC (Ungtd)		Jun. 2023	BNP Paribas SA	(1%)	Quarterly	EUR 521,000	2,493	0	2,493
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 550,000	(7,999)	(30,472)	(38,471)
WPP Finance SA		Jun. 2023	Citibank, N.A.	(1%)	Quarterly	EUR 100,000	(1,239)	1,034	(205)
WPP Finance SA		Jun. 2023	Credit Suisse International	(1%)	Quarterly	EUR 100,000	(1,239)	894	(345)
TOTAL BUY PROTECTION							(43,490)	(9,637)	(53,127)
Sell Protection
5-Year iTraxx Europe Senior Financials Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 1,000,000	17,736	0	17,736
Intesa Sanpaolo Spa	Ba1	Jun. 2023	Goldman Sachs Bank USA	1%	Quarterly	EUR 250,000	(30,260)	27,287	(2,973)
Telecom Italia Spa New	Ba1	Jun. 2023	BNP Paribas SA	1%	Quarterly	EUR 200,000	(12,805)	12,239	(566)
TOTAL SELL PROTECTION							(25,329)	39,526	14,197

TOTAL CREDIT DEFAULT SWAPS							$(68,819)	$29,889	$(38,930)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.5%	Semi - annual	6-month LIBOR (3)	Semi - annual	LCH	Dec. 2025	GBP 1,388,000	$(10,847)	$0	$(10,847)
1.5%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2033	EUR 996,000	(3,760)	0	(3,760)
1.5%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2038	EUR 121,000	(462)	0	(462)

TOTAL INTEREST RATE SWAPS							$(15,069)	$0	$(15,069)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,181,970 or 7.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $171,602.

 (f) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and options. At period end, the value of securities pledged amounted to $624,061.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $133,354.

 (h) Non-income producing

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,692
Total	$8,692

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$262,619	$--	$262,619	$--
Corporate Bonds	34,152,505	--	34,152,505	--
U.S. Government and Government Agency Obligations	520,226	--	520,226	--
Foreign Government and Government Agency Obligations	1,231,044	--	1,231,044	--
Preferred Securities	5,285,313	--	5,285,313	--
Money Market Funds	337,988	337,988	--	--
Purchased Swaptions	41,915	--	41,915	--
Total Investments in Securities:	$41,831,610	$337,988	$41,493,622	$--
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$13,628	$--	$13,628	$--
Futures Contracts	86,537	86,537	--	--
Swaps	20,229	--	20,229	--
Total Assets	$120,394	$86,537	$33,857	$--
Liabilities
Forward Foreign Currency Contracts	$(320,185)	$--	$(320,185)	$--
Futures Contracts	(170,450)	(170,450)	--	--
Swaps	(104,117)	--	(104,117)	--
Total Liabilities	$(594,752)	$(170,450)	$(424,302)	$--
Total Derivative Instruments:	$(474,358)	$(83,913)	$(390,445)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies. Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events. Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.

Risks of Investing in European Countries

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Multi-Asset Income Fund

September 30, 2018

AMAI-QTLY-1118
1.9865900.103

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 5.3%
	Principal Amount	Value
Convertible Bonds - 0.5%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Scorpio Tankers, Inc. 3% 5/15/22	$178,000	$151,240
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc. 2.75% 6/1/48 (a)	100,000	105,274

TOTAL CONVERTIBLE BONDS		256,514

Nonconvertible Bonds - 4.8%
CONSUMER DISCRETIONARY - 1.4%
Media - 1.4%
21st Century Fox America, Inc. 7.75% 12/1/45	10,000	15,291
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	5,000	5,075
Time Warner Cable, Inc. 6.55% 5/1/37	5,000	5,417
Viacom, Inc. 6.25% 2/28/57 (b)	700,000	688,614
		714,397
CONSUMER STAPLES - 1.0%
Food Products - 1.0%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	515,000	511,781
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
California Resources Corp. 8% 12/15/22 (a)	335,000	319,506
Petroleos Mexicanos:
5.625% 1/23/46	510,000	432,939
6.75% 9/21/47	14,000	13,359
The Williams Companies, Inc. 5.75% 6/24/44	20,000	21,403
		787,207
FINANCIALS - 0.2%
Banks - 0.1%
Royal Bank of Scotland Group PLC 6% 12/19/23	30,000	31,256
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 5.15% 5/22/45	30,000	30,570
Morgan Stanley 5% 11/24/25	30,000	31,057
		61,627
TOTAL FINANCIALS		92,883
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
CVS Health Corp.:
4.1% 3/25/25	5,000	4,984
4.3% 3/25/28	206,000	203,967
4.78% 3/25/38	2,000	1,984
5.05% 3/25/48	3,000	3,065
HCA Holdings, Inc. 6.5% 2/15/20	10,000	10,383
		224,383
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Omega Healthcare Investors, Inc. 4.5% 4/1/27	17,000	16,262
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc. 7% 3/1/20 (a)	25,000	25,938
UTILITIES - 0.1%
Electric Utilities - 0.1%
FirstEnergy Corp. 7.375% 11/15/31	30,000	38,696
Independent Power and Renewable Electricity Producers - 0.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	30,000	32,438
TOTAL UTILITIES		71,134

TOTAL NONCONVERTIBLE BONDS		2,443,985

TOTAL CORPORATE BONDS
(Cost $2,672,627)		2,700,499

U.S. Government and Government Agency Obligations - 53.5%
U.S. Treasury Inflation-Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	21,415	19,936
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/23	$800,692	$784,921
0.375% 7/15/25	31,898	30,888
0.375% 1/15/27	146,136	139,553
0.625% 1/15/26	63,670	62,312

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,037,610

U.S. Treasury Obligations - 51.5%
U.S. Treasury Bonds:
2.5% 5/15/46	30,000	26,149
3% 11/15/45	26,000	25,066
3% 8/15/48	56,000	53,863
U.S. Treasury Notes:
1.125% 1/15/19	45,000	44,853
1.75% 12/31/20	1,311,000	1,279,966
2% 12/31/21	674,000	655,281
2.125% 12/31/22	80,000	77,409
2.25% 12/31/23	8,307,000	8,021,445
2.25% 8/15/27	2,733,000	2,563,362
2.25% 11/15/27	2,742,000	2,566,769
2.375% 1/31/23	8,206,000	8,018,480
2.375% 5/15/27	2,700,000	2,563,840
2.75% 2/28/25	110,000	108,427

TOTAL U.S. TREASURY OBLIGATIONS		26,004,910

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $27,295,318)		27,042,520

Municipal Securities - 0.0%
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33
(Cost $13,999)	15,000	14,396

Foreign Government and Government Agency Obligations - 0.4%
Brazilian Federative Republic 6% 4/7/26
(Cost $191,824)	$190,000	$194,942
	Shares	Value

Common Stocks - 34.8%
CONSUMER DISCRETIONARY - 3.2%
Hotels, Restaurants & Leisure - 0.1%
Bluegreen Vacations Corp.	644	11,521
Wyndham Destinations, Inc.	288	12,488
Wyndham Hotels & Resorts, Inc.	288	16,004
		40,013
Media - 2.7%
Comcast Corp. Class A	11,500	407,215
Interpublic Group of Companies, Inc.	278	6,358
Liberty Media Corp. Liberty SiriusXM Series A (c)	5,400	234,576
Nexstar Broadcasting Group, Inc. Class A	2,200	179,080
The Walt Disney Co.	1,400	163,716
Viacom, Inc. Class B (non-vtg.)	11,800	398,368
		1,389,313
Specialty Retail - 0.4%
Lowe's Companies, Inc.	1,655	190,027

TOTAL CONSUMER DISCRETIONARY		1,619,353

CONSUMER STAPLES - 4.8%
Beverages - 0.4%
PepsiCo, Inc.	1,675	187,265
Food & Staples Retailing - 0.3%
Walmart, Inc.	1,623	152,416
Food Products - 2.7%
Bunge Ltd.	4,400	302,324
ConAgra Foods, Inc.	4,500	152,865
Darling International, Inc. (c)	10,000	193,200
JBS SA	78,200	181,629
Kellogg Co.	2,700	189,054
McCormick & Co., Inc. (non-vtg.)	22	2,899
Nestle SA sponsored ADR	3,050	253,760
Tyson Foods, Inc. Class A	1,700	101,201
		1,376,932
Household Products - 0.5%
Procter & Gamble Co.	3,076	256,015
Personal Products - 0.4%
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	199	11,069
(NY Reg.)	3,650	202,758
		213,827
Tobacco - 0.5%
Altria Group, Inc.	3,522	212,412
British American Tobacco PLC (United Kingdom)	646	30,117
Imperial Tobacco Group PLC	68	2,367
Philip Morris International, Inc.	172	14,025
		258,921

TOTAL CONSUMER STAPLES		2,445,376

ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
California Resources Corp. (c)	4,100	198,973
Chevron Corp.	288	35,217
ConocoPhillips Co.	3,650	282,510
DHT Holdings, Inc.	68,026	319,722
Enterprise Products Partners LP	7,027	201,886
Suncor Energy, Inc.	490	18,960
Targa Resources Corp.	4,100	230,871
		1,288,139
FINANCIALS - 4.1%
Banks - 2.5%
Bank of America Corp.	8,636	254,417
JPMorgan Chase & Co.	4,680	528,091
Regions Financial Corp.	7,733	141,901
SunTrust Banks, Inc.	2,144	143,198
U.S. Bancorp	288	15,209
Wells Fargo & Co.	3,244	170,505
		1,253,321
Insurance - 1.6%
Chubb Ltd.	1,822	243,492
MetLife, Inc.	6,395	298,774
The Travelers Companies, Inc.	2,275	295,090
		837,356

TOTAL FINANCIALS		2,090,677

HEALTH CARE - 6.1%
Biotechnology - 0.9%
Amgen, Inc.	2,253	467,024
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co.	687	179,307
Health Care Providers & Services - 1.4%
CVS Health Corp.	3,199	251,825
UnitedHealth Group, Inc.	1,600	425,664
		677,489
Pharmaceuticals - 3.4%
Allergan PLC	2,035	387,627
AstraZeneca PLC:
(United Kingdom)	34	2,650
sponsored ADR	6,550	259,184
Johnson & Johnson	4,200	580,314
Roche Holding AG:
(participation certificate)	13	3,144
sponsored ADR	9,450	285,012
Sanofi SA sponsored ADR	4,800	214,416
		1,732,347

TOTAL HEALTH CARE		3,056,167

INDUSTRIALS - 2.5%
Aerospace & Defense - 1.7%
General Dynamics Corp.	1,412	289,065
Northrop Grumman Corp.	955	303,088
United Technologies Corp.	1,791	250,400
		842,553
Air Freight & Logistics - 0.0%
Deutsche Post AG	274	9,742
Industrial Conglomerates - 0.5%
General Electric Co.	418	4,719
Honeywell International, Inc.	1,500	249,600
		254,319
Machinery - 0.0%
Ingersoll-Rand PLC	40	4,092
Road & Rail - 0.3%
Norfolk Southern Corp.	915	165,158

TOTAL INDUSTRIALS		1,275,864

INFORMATION TECHNOLOGY - 5.3%
Communications Equipment - 1.4%
Cisco Systems, Inc.	14,546	707,663
IT Services - 0.8%
IBM Corp.	2,575	389,366
Paychex, Inc.	154	11,342
		400,708
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom, Inc.	1,275	314,581
Intel Corp.	5,400	255,366
Micron Technology, Inc. (c)	3,300	149,259
Qualcomm, Inc.	2,775	199,883
		919,089
Software - 0.5%
Micro Focus International PLC	551	10,247
Microsoft Corp.	2,190	250,470
		260,717
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	1,817	410,170

TOTAL INFORMATION TECHNOLOGY		2,698,347

MATERIALS - 1.6%
Chemicals - 1.6%
DowDuPont, Inc.	7,033	452,292
LyondellBasell Industries NV Class A	97	9,943
Nutrien Ltd.	4,255	245,684
Sherwin-Williams Co.	220	100,146
The Chemours Co. LLC	100	3,944
		812,009
Containers & Packaging - 0.0%
Packaging Corp. of America	42	4,607

TOTAL MATERIALS		816,616

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	194	28,188
Boston Properties, Inc.	1,600	196,944
Simon Property Group, Inc.	4,630	818,353
		1,043,485
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	10,597	565,774
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (c)	3,800	266,684

TOTAL TELECOMMUNICATION SERVICES		832,458

UTILITIES - 0.8%
Electric Utilities - 0.1%
Exelon Corp.	1,146	50,034
Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy, Inc.	1,600	59,840
NRG Yield, Inc. Class C	16,000	308,000
		367,840

TOTAL UTILITIES		417,874

TOTAL COMMON STOCKS
(Cost $16,008,366)		17,584,356

Convertible Preferred Stocks - 0.9%
UTILITIES - 0.9%
Electric Utilities - 0.9%
Vistra Energy Corp. 7.00%
(Cost $449,764)	4,950	479,903
	Principal Amount	Value

Bank Loan Obligations - 3.8%
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.6172% 12/31/21 (b)(d)	400,000	443,168
INDUSTRIALS - 2.9%
Commercial Services & Supplies - 2.9%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 2/27/25 (b)(d)	1,458,398	1,455,365
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,892,789)		1,898,533
	Shares	Value

Fixed-Income Funds - 0.8%
iShares JPMorgan USD Emerging Markets Bond ETF
(Cost $395,167)	3,680	396,741

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 2.11% (e)
(Cost $91,283)	91,266	91,285
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $49,011,137)		50,403,175
NET OTHER ASSETS (LIABILITIES) - 0.3%		134,334
NET ASSETS - 100%		$50,537,509

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $962,499 or 1.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,830
Fidelity Securities Lending Cash Central Fund	566
Total	$5,396

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,619,353	$1,619,353	$--	$--
Consumer Staples	2,445,376	2,404,190	41,186	--
Energy	1,288,139	1,288,139	--	--
Financials	2,090,677	2,090,677	--	--
Health Care	3,056,167	3,050,373	5,794	--
Industrials	1,275,864	1,266,122	9,742	--
Information Technology	2,698,347	2,688,100	10,247	--
Materials	816,616	816,616	--	--
Real Estate	1,043,485	1,043,485	--	--
Telecommunication Services	832,458	832,458	--	--
Utilities	897,777	417,874	479,903	--
Corporate Bonds	2,700,499	--	2,700,499	--
U.S. Government and Government Agency Obligations	27,042,520	--	27,042,520	--
Municipal Securities	14,396	--	14,396	--
Foreign Government and Government Agency Obligations	194,942	--	194,942	--
Bank Loan Obligations	1,898,533	--	1,898,533	--
Fixed-Income Funds	396,741	396,741	--	--
Money Market Funds	91,285	91,285	--	--
Total Investments in Securities:	$50,403,175	$18,005,413	$32,397,762	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$752,094
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Credit Fund

September 30, 2018

SUN-QTLY-1118
1.9882623.101

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 66.9%
		Principal Amount(a)	Value
Argentina - 1.0%
YPF SA 8.5% 3/23/21 (Reg. S)		$950,000	$957,125
British Virgin Islands - 1.3%
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		380,000	365,645
Proven Honour Capital Ltd. 4.125% 5/6/26 (Reg. S)		1,000,000	926,385

TOTAL BRITISH VIRGIN ISLANDS			1,292,030

Canada - 0.6%
The Toronto-Dominion Bank 2.447% 4/2/19 (Reg. S)	CAD	757,000	586,834
Cayman Islands - 1.3%
Banco Do Brasil SA 4.625% 1/15/25 (b)		500,000	460,900
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	740,000	854,267

TOTAL CAYMAN ISLANDS			1,315,167

Denmark - 3.4%
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	2,312,000	2,852,474
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	405,000	497,429

TOTAL DENMARK			3,349,903

France - 4.8%
Altareit SCA 2.875% 7/2/25 (Reg. S)	EUR	600,000	684,401
Casino Guichard Perrachon SA 4.407% 8/6/19 (c)	EUR	200,000	234,532
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	1,300,000	1,476,612
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	1,400,000	1,583,237
2.75% 4/13/23 (Reg. S)	EUR	700,000	846,737

TOTAL FRANCE			4,825,519

Germany - 4.0%
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	1,200,000	1,309,393
Deutsche Bank AG 5% 6/24/20	EUR	350,000	432,228
Dvb Bank Se 1.25% 4/22/20	EUR	400,000	470,126
TLG Immobilien AG 1.375% 11/27/24 (Reg. S)	EUR	400,000	454,793
Volkswagen Bank GmbH 1.25% 6/10/24 (Reg. S)	EUR	1,200,000	1,372,863

TOTAL GERMANY			4,039,403

Ireland - 4.3%
AIB Group PLC 2.25% 7/3/25 (Reg. S)	EUR	600,000	697,202
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	1,005,000	1,236,283
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		1,395,000	1,421,728
Bank Ireland Group PLC 1.375% 8/29/23 (Reg. S)	EUR	775,000	895,029

TOTAL IRELAND			4,250,242

Italy - 1.0%
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (c)	EUR	650,000	611,187
Wind Tre SpA 3.125% 1/20/25 (Reg. S)	EUR	348,000	368,792

TOTAL ITALY			979,979

Luxembourg - 5.5%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	802,000	957,726
Altice SA 7.25% 5/15/22 (Reg. S)	EUR	200,000	231,374
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	1,060,000	1,236,879
2.2% 7/24/25 (Reg. S)	EUR	1,820,000	2,082,433
Fiat Industrial Finance Europe SA 1.875% 1/19/26 (Reg. S)	EUR	500,000	576,175
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	340,000	392,351

TOTAL LUXEMBOURG			5,476,938

Mexico - 4.1%
BBVA Bancomer SA 7.25% 4/22/20 (Reg. S)		661,000	689,489
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		465,000	476,090
Petroleos Mexicanos:
3.625% 11/24/25 (Reg. S)	EUR	390,000	452,810
3.75% 2/21/24 (Reg. S)	EUR	2,050,000	2,449,310

TOTAL MEXICO			4,067,699

Netherlands - 10.4%
ABN AMRO Bank NV:
2.875% 1/18/28 (Reg. S) (c)	EUR	500,000	614,950
4.4% 3/27/28 (Reg. S) (c)		400,000	392,744
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (c)		650,000	647,221
5.75% 8/15/50 (Reg. S) (c)		550,000	555,940
Deutsche Annington Finance BV 1.5% 3/22/26	EUR	600,000	689,432
JT International Financial Services BV 1.125% 9/28/25 (Reg. S)	EUR	550,000	639,229
Mylan NV 2.25% 11/22/24 (Reg. S)	EUR	490,000	575,181
Petrobras Global Finance BV:
4.75% 1/14/25	EUR	580,000	694,128
6.125% 1/17/22		397,000	409,843
RWE Finance BV 0.75% 11/30/22 (Reg. S)	EUR	700,000	819,213
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	1,040,000	1,094,169
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	502,000	572,798
4.5% 3/1/25	EUR	350,000	434,526
Vesteda Finance BV 2% 7/10/26 (Reg. S)	EUR	800,000	918,425
Volkswagen Financial Services AG 1.875% 9/7/21 (Reg. S)	GBP	1,000,000	1,298,656

TOTAL NETHERLANDS			10,356,455

Spain - 2.0%
CaixaBank SA 2.75% 7/14/28 (Reg. S) (c)	EUR	400,000	471,358
Indra Sistemas SA 3% 4/19/24 (Reg. S)	EUR	800,000	931,348
Inmobiliaria Colonial SA 2% 4/17/26 (Reg. S)	EUR	500,000	569,277

TOTAL SPAIN			1,971,983

Sweden - 0.8%
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	730,000	845,926
Switzerland - 4.8%
Credit Suisse Group AG 6.5% 8/8/23 (Reg. S)		2,300,000	2,455,480
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	1,815,000	2,283,540

TOTAL SWITZERLAND			4,739,020

Turkey - 0.5%
Turkiye Garanti Bankasi A/S 3.375% 7/8/19 (Reg. S)	EUR	486,000	554,396
United Kingdom - 8.1%
Aviva PLC 6.625% 6/3/41 (c)	GBP	700,000	995,439
BAT International Finance PLC 1.25% 3/13/27 (Reg. S)	EUR	1,300,000	1,433,989
British Telecommunications PLC 0.875% 9/26/23 (Reg. S)	EUR	850,000	979,530
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	295,000	369,233
HSBC Holdings PLC 2.256% 11/13/26 (Reg. S) (c)	GBP	950,000	1,179,265
Imperial Tobacco Finance PLC:
3.375% 2/26/26 (Reg. S)	EUR	400,000	512,157
8.125% 3/15/24	GBP	550,000	910,368
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	815,000	1,007,715
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	150,000	198,452
4.5% 9/7/23 (Reg. S)	GBP	350,000	450,684

TOTAL UNITED KINGDOM			8,036,832

United States of America - 9.0%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		1,650,000	1,637,583
CEMEX Finance LLC 4.625% 6/15/24	EUR	1,210,000	1,489,921
Citigroup, Inc.:
4.3% 11/20/26		192,000	189,177
5.125% 12/12/18	GBP	115,000	151,015
5.5% 9/13/25		563,000	599,510
Goldman Sachs Group, Inc. 4.25% 10/21/25		1,013,000	1,003,289
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	900,000	1,047,327
Morgan Stanley:
3.95% 4/23/27		362,000	347,244
4.35% 9/8/26		600,000	594,919
Reynolds American, Inc. 4.45% 6/12/25		977,000	983,793
Time Warner Cable, Inc. 4.5% 9/15/42		1,025,000	873,588

TOTAL UNITED STATES OF AMERICA			8,917,366

TOTAL NONCONVERTIBLE BONDS
(Cost $68,598,026)			66,562,817

U.S. Government and Government Agency Obligations - 1.6%
U.S. Treasury Obligations - 1.6%
U.S. Treasury Bonds:
2.5% 2/15/45 (d)		$64,000	$56,033
3% 5/15/47 (e)(f)		318,000	306,125
5% 5/15/37 (d)		50,000	63,273
U.S. Treasury Notes:
1.125% 2/28/19 (d)(e)		750,000	746,250
1.625% 7/31/20 (d)		56,000	54,819
2.125% 5/15/25 (e)(f)		375,000	355,166
			1,581,666
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,610,433)			1,581,666

Foreign Government and Government Agency Obligations - 9.0%
France - 3.8%
French Government 1% 11/25/18	EUR	$3,223,000	$3,750,212
Greece - 0.6%
Greek Government:
3.375% 2/15/25 (Reg. S) (b)	EUR	340,000	385,066
3.5% 1/30/23	EUR	170,000	199,323

TOTAL GREECE			584,389

Indonesia - 3.0%
Indonesian Republic 2.625% 6/14/23	EUR	2,470,000	3,007,570
United Kingdom - 1.6%
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/37 (e)	GBP	628,000	800,593
4.25% 12/7/49 (d)(e)(f)	GBP	400,000	808,977

TOTAL UNITED KINGDOM			1,609,570

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,203,072)			8,951,741
		Shares	Value

Nonconvertible Preferred Stocks - 0.6%
United Kingdom - 0.6%
Nationwide Building Society 10.25% (g)
(Cost $677,724)		3,254	633,009
		Principal Amount(a)	Value

Preferred Securities - 15.8%
Australia - 0.6%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(h)		700,000	659,724
Belgium - 0.5%
KBC Groep NV 5.625% (c)(h)	EUR	400,000	471,330
Canada - 0.8%
Bank of Nova Scotia 4.65% (c)(h)		800,000	767,982
France - 2.7%
AXA SA:
3.941% (c)(h)	EUR	466,000	591,321
6.463% (Reg. S) (c)(h)		799,000	806,389
BNP Paribas SA 6.75% (Reg. S) (c)(h)		800,000	810,536
Danone SA 1.75% (Reg. S) (c)(h)	EUR	400,000	456,474

TOTAL FRANCE			2,664,720

Germany - 0.4%
Deutsche Bank AG 6% (Reg. S) (c)(h)	EUR	400,000	459,106
Italy - 0.3%
Assicurazioni Generali SpA 6.416% (c)(h)	GBP	200,000	278,683
Luxembourg - 1.6%
CPI Property Group SA 4.375% (Reg. S) (c)(h)	EUR	410,000	465,281
Grand City Properties SA 3.75% (c)(h)	EUR	900,000	1,097,410

TOTAL LUXEMBOURG			1,562,691

Netherlands - 1.8%
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (h)	EUR	510,000	687,444
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(h)	EUR	445,000	521,636
2.7%(Reg. S) (c)(h)	EUR	500,000	590,119

TOTAL NETHERLANDS			1,799,199

Spain - 1.1%
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (c)(h)	EUR	1,000,000	1,152,118
United Kingdom - 6.0%
Aviva PLC 6.125% (c)(h)	GBP	990,000	1,397,254
Barclays Bank PLC 7.625% 11/21/22		1,370,000	1,522,834
Barclays PLC:
6.625% (c)(h)		300,000	302,255
7.875% (Reg. S) (c)(h)	GBP	560,000	774,393
HSBC Holdings PLC 5.25% (c)(h)	EUR	1,005,000	1,233,596
Pennon Group PLC 2.875% (Reg. S) (c)(h)	GBP	550,000	722,829

TOTAL UNITED KINGDOM			5,953,161

TOTAL PREFERRED SECURITIES
(Cost $16,538,582)			15,768,714
		Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 2.11% (i)
(Cost $1,877,249)		1,876,873	1,877,249

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.1%
Option with an exercise rate of .85% on a credit default swap with BNP Paribas SA to buy protection on the iTraxx Europe Crossover Index expiring December 2023, paying 1% quarterly	11/21/18	EUR 12,600,000	$52,766
Option with an exercise rate of 2.875% on a credit default swap with Goldman Sachs Bank USA to buy protection on the iTraxx Europe Crossover Index expiring December 2023, paying 5% quarterly	12/19/18	EUR 2,900,000	29,212
Option with an exercise rate of 3.00% on a credit default swap with JPMorgan Chase Bank, N.A. to buy protection on the iTraxx Europe Crossover expiring June 2023, paying 5% quarterly	10/17/18	EUR 6,500,000	10,930
Option with an exercise rate of 3.25% on a credit default swap with Citibank, N.A. to buy protection on the iTraxx Europe Crossover Index expiring June 2023, paying 5% quarterly	10/17/18	EUR 8,500,000	7,302

TOTAL PUT OPTIONS			100,210

TOTAL PURCHASED SWAPTIONS
(Cost $180,224)			100,210
TOTAL INVESTMENT IN SECURITIES - 95.9%
(Cost $98,685,310)			95,475,406
NET OTHER ASSETS (LIABILITIES) - 4.1%			4,042,204
NET ASSETS - 100%			$99,517,610

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	9	Dec. 2018	$838,273	$(5,490)	$(5,490)
TME 10 Year Canadian Note Contracts (Canada)	20	Dec. 2018	2,053,497	(19,964)	(19,964)
TOTAL BOND INDEX CONTRACTS					(25,454)
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	27	Dec. 2018	5,689,828	(19,881)	(19,881)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	68	Dec. 2018	7,648,406	(52,863)	(52,863)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	9	Dec. 2018	1,264,500	(30,792)	(30,792)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	27	Dec. 2018	3,402,000	(41,680)	(41,680)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	14	Dec. 2018	2,159,938	(85,007)	(85,007)
TOTAL TREASURY CONTRACTS					(230,223)

TOTAL PURCHASED					(255,677)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	88	Dec. 2018	13,353,933	81,787	81,787
Eurex Euro-Bund Contracts (Germany)	30	Dec. 2018	5,530,894	59,730	59,730

TOTAL SOLD					141,517

TOTAL FUTURES CONTRACTS					$(114,160)

The notional amount of futures purchased as a percentage of Net Assets is 23.2%

The notional amount of futures sold as a percentage of Net Assets is 19.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	482,000	USD	569,191	Citibank, N.A	11/29/18	(6,935)
EUR	65,000	USD	76,139	BNP Paribas SA	11/29/18	(316)
EUR	147,000	USD	171,579	BNP Paribas SA	11/29/18	(102)
EUR	85,000	USD	97,960	JPMorgan Chase Bank, N.A.	11/29/18	1,193
EUR	699,000	USD	825,596	JPMorgan Chase Bank, N.A.	11/29/18	(10,208)
EUR	319,000	USD	374,904	State Street Bank And Trust Co	11/29/18	(2,788)
EUR	408,000	USD	482,523	State Street Bank And Trust Co	11/29/18	(6,589)
GBP	76,000	USD	99,134	Citibank, N.A.	11/29/18	186
GBP	1,127,000	USD	1,480,405	Citibank, N.A.	11/29/18	(7,599)
GBP	91,000	USD	119,007	Citibank, N.A.	11/29/18	(85)
GBP	42,000	USD	55,412	HSBC Bank USA	11/29/18	(525)
USD	615,671	CAD	808,000	State Street Bank And Trust Co	11/29/18	(10,638)
USD	44,157	CAD	57,000	State Street Bank And Trust Co	11/29/18	(25)
USD	75,872	EUR	65,000	Citibank, N.A.	11/29/18	49
USD	57,275,000	EUR	49,815,177	JPMorgan Chase Bank, N.A.	11/29/18	(834,688)
USD	3,263,334	EUR	2,851,000	JPMorgan Chase Bank, N.A.	11/29/18	(62,373)
USD	106,979	EUR	93,000	JPMorgan Chase Bank, N.A.	11/29/18	(1,506)
USD	3,360,472	EUR	2,892,000	JPMorgan Chase Bank, N.A.	11/29/18	(13,062)
USD	53,088	EUR	45,000	JPMorgan Chase Bank, N.A.	11/29/18	595
USD	51,589	EUR	44,000	JPMorgan Chase Bank, N.A.	11/29/18	263
USD	67,283	EUR	57,000	Royal Bank Of Canada	11/29/18	792
USD	1,389,256	EUR	1,183,000	State Street Bank And Trust Co	11/29/18	9,280
USD	528,722	GBP	400,000	Citibank, N.A.	11/29/18	5,988
USD	553,630	GBP	419,000	BNP Paribas SA	11/29/18	6,065
USD	145,793	GBP	114,000	Goldman Sachs Bank USA	11/29/18	(3,186)
USD	11,634,000	GBP	9,072,265	JPMorgan Chase Bank, N.A.	11/29/18	(221,971)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(1,158,185)
					Unrealized Appreciation	24,411
					Unrealized Depreciation	(1,182,596)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Accor SA		Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 1,250,000	$(33,098)	$20,560	$(12,538)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas, SA	(1%)	Quarterly	EUR 1,250,000	(29,778)	26,709	(3,069)
Royal Bank Of Scotland Grp PLC (Ungtd)		Jun. 2023	BNP Paribas, SA	(1%)	Quarterly	EUR 1,237,000	5,919	0	5,919
WPP Finance SA		Jun. 2023	Citibank, N.A.	(1%)	Quarterly	EUR 200,000	(2,478)	2,067	(411)
WPP Finance SA		Jun. 2023	Credit Suisse International	(1%)	Quarterly	EUR 200,000	(2,478)	1,788	(690)
TOTAL BUY PROTECTION							(61,913)	51,124	(10,789)
Sell Protection
Intesa Sanpaolo Spa	Ba1	Jun. 2023	Goldman Sachs Bank USA	1%	Quarterly	EUR 600,000	(72,624)	65,489	(7,135)
Telecom Italia Spa New	Ba1	Jun. 2023	BNP Paribas, SA	1%	Quarterly	EUR 450,000	(28,811)	27,538	(1,273)
TOTAL SELL PROTECTION							(101,435)	93,027	(8,408)

TOTAL CREDIT DEFAULT SWAPS							$(163,348)	$144,151	$(19,197)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.5%	Semi - annual	6-month LIBOR(3)	Semi - annual	LCH	Dec. 2025	GBP 3,490,000	$(26,919)	$0	$(26,919)
1.5%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2033	EUR 3,897,000	(14,881)	0	(14,881)
1.5%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2038	EUR 332,000	(1,338)	0	(1,338)

TOTAL INTEREST RATE SWAPS							$(43,138)	$0	$(43,138)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,483,549 or 2.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $439,475.

 (e) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and options. At period end, the value of securities pledged amounted to $1,490,946.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $309,729.

 (g) Non-income producing

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,340
Total	$34,340

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$633,009	$--	$633,009	$--
Corporate Bonds	66,562,817	--	66,562,817	--
U.S. Government and Government Agency Obligations	1,581,666	--	1,581,666	--
Foreign Government and Government Agency Obligations	8,951,741	--	8,951,741	--
Preferred Securities	15,768,714	--	15,768,714	--
Money Market Funds	1,877,249	1,877,249	--	--
Purchased Swaptions	100,210	--	100,210	--
Total Investments in Securities:	$95,475,406	$1,877,249	$93,598,157	$--
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$24,411	$24,411	$--	$--
Futures Contracts	141,517	141,517	--	--
Swaps	5,919	--	5,919	--
Total Assets	$171,847	$165,928	$5,919	$--
Liabilities
Forward Foreign Currency Contracts	$(1,182,596)	$(1,182,596)	$--	$--
Futures Contracts	(255,677)	(255,677)	--	--
Swaps	(212,405)	--	(212,405)	--
Total Liabilities	$(1,650,678)	$(1,438,273)	$(212,405)	$--
Total Derivative Instruments:	$(1,478,831)	$(1,272,345)	$(206,486)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies. Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events. Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.

Risks of Investing in European Countries

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018